 KEMPER
 NATIONAL TAX-FREE
 INCOME SERIES

 ANNUAL REPORT TO SHAREHOLDERS
 FOR THE YEAR ENDED SEPTEMBER 30, 1996

 Offering investors the opportunity for as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital

 KEMPER MUNICIPAL BOND FUND

 KEMPER INTERMEDIATE MUNICIPAL
 BOND FUND

     " . . . Our primary course of action was to shorten the durations of the funds as it became apparent that rates were on the rise . . ."



                                                        [KEMPER FUNDS LOGO]

Contents

3
Economic Overview
5
Performance Update
8
Portfolio Statistics
9
Terms to Know
13
Portfolio of
Investments
28
Report from
Independent Auditors
29
Financial Statements
32
Notes to
Financial Statements
36
Financial Highlights

At A Glance

---------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE INCOME
FUNDS TOTAL RETURNS*
---------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996
(UNADJUSTED FOR SALES CHARGE)

KEMPER MUNICIPAL BOND FUND

                                   [BAR GRAPH]

---------------------------------------------------------------------------
CLASS A                                                               6.00%
---------------------------------------------------------------------------
CLASS B                                                               4.97%
---------------------------------------------------------------------------
CLASS C                                                               4.99%
---------------------------------------------------------------------------
LIPPER MUNICIPAL BOND FUNDS CATEGORY AVERAGE*                         5.61%
---------------------------------------------------------------------------

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

                                   [BAR GRAPH]

---------------------------------------------------------------------------
CLASS A                                                               4.15%
---------------------------------------------------------------------------
CLASS B                                                               3.34%
---------------------------------------------------------------------------
CLASS C                                                               3.26%
---------------------------------------------------------------------------
LIPPER MUNICIPAL BOND FUNDS CATEGORY AVERAGE*                         4.31%
---------------------------------------------------------------------------




Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: General Municipal Debt and Intermediate Municipal Debt.


---------------------------------------------------------------------------
 NET ASSET VALUE
---------------------------------------------------------------------------
                                                           AS OF     AS OF
                                                          9/30/96   9/30/95
---------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
  CLASS A                                                  $10.18    $10.15
---------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
  CLASS B                                                  $10.15    $10.13
---------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
  CLASS C                                                  $10.18    $10.16
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 NET ASSET VALUE
---------------------------------------------------------------------------
                                                            AS OF     AS OF
                                                          9/30/96   9/30/95
---------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS A                                $10.06    $10.18
---------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS B                                $10.06    $10.18
---------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS C                                $10.06    $10.19
---------------------------------------------------------------------------

 KEMPER TAX-FREE INCOME
 LIPPER RANKINGS*

COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES

KEMPER MUNICIPAL BOND FUND

                                           CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------
1-YEAR                                      #84 OF     #166 OF     #162 OF
                                          230 FUNDS   230 FUNDS   230 FUNDS
---------------------------------------------------------------------------
5-YEAR                                    #19 OF         N/A         N/A
                                         103 FUNDS
---------------------------------------------------------------------------
10-YEAR                                    #9 OF         N/A         N/A
                                          62 FUNDS
---------------------------------------------------------------------------
15-YEAR                                    #6 OF         N/A         N/A
                                          33 FUNDS
---------------------------------------------------------------------------
20-YEAR                                    #1 OF         N/A         N/A
                                          2 FUNDS
---------------------------------------------------------------------------

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

                                            CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------
1-YEAR                                       #79 OF     #122 OF     #125 OF
                                          139 FUNDS   139 FUNDS   139 FUNDS
---------------------------------------------------------------------------

---------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
----------------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND
AND YIELD INFORMATION FOR THE FUNDS AS OF
SEPTEMBER 30, 1996.

                                                A           B           C
 MUNICIPAL BOND                              SHARES      SHARES      SHARES
---------------------------------------------------------------------------
1 YEAR INCOME:                              $0.5493     $0.4572     $0.4613
---------------------------------------------------------------------------
SEPTEMBER
DIVIDEND:                                   $0.0464     $0.0390     $0.0389
---------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                                        5.47%       4.61%       4.58%
---------------------------------------------------------------------------
SEC YIELD+:                                   4.83%       4.19%       4.20%
---------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                                        7.68%       6.66%       6.68%
BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF
37.1%
---------------------------------------------------------------------------

INTERMEDIATE                                     A           B           C
MUNICIPAL BOND                               SHARES      SHARES      SHARES
---------------------------------------------------------------------------
1 YEAR INCOME:                              $0.4557     $0.3753     $0.3788
---------------------------------------------------------------------------
SEPTEMBER
DIVIDEND:                                   $0.0394     $0.0330     $0.0325
---------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                                        4.71%       3.94%       3.87%
---------------------------------------------------------------------------
SEC YIELD+:                                   3.98%       3.29%       3.33%
---------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                                        6.33%       5.23%       5.29%
BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF
37.1%
---------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 1996. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 1996 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the 37.1% federal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

GENERAL ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $76 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL
MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

As we approach the close of 1996, it's remarkable how eventful the year has been and yet, economically, we are essentially where we were one year ago.

     The fundamentals of the economy are remarkably similar today to what they were in 1995. Long-term interest rates are approximately 6.52% compared to 6.29% in November 1995. The economy is growing at a rate of approximately 2.2%. Inflation continues to be well under control, at about 3.0%.

     One significant difference between today and one year ago is that prices of the stocks are on average up 15% to 20%. While price movements were more volatile in 1996 than in the past few years, the patient investor was amply rewarded. The prime element sending the stock market higher was strong positive cash flows. This liquidity in an environment of modestly increasing corporate profits and relatively stable interest rates pushed stocks higher for most of the year.

     This higher stock market has caused many market observers to worry. While we cannot ignore what has happened, we find no reason to be bearish over the long term. The environment is benign to favorable for financial assets. Given steady interest rates, moderate economic growth and continued moderate corporate earnings growth, there are few excesses in the system. In fact, real interest rates are probably too high considering our outlook for inflation, and we may see them decline over time.

     Naturally, we cannot rule out the possibility of a market correction. But, in our belief, the downside would appear to be limited to 5% to 8%, which is the size of a typical correction based on historical data. As we have said in previous outlooks, three elements tend to move the market:

- EARNINGS. We forecast corporate earnings to range between 0% and 5% on average for the Standard & Poor's 500* in 1997 -- not as high as in recent previous years but positive nonetheless.

- INTEREST RATES. Rates should remain stable, and short-term interest rates may even decline.

- LIQUIDITY. Investors, through mutual funds, 401(k)s and qualified contribution plans in particular, continue to create strong demand for securities.

     In order to move the market more than would be expected in a typical decline, one or more of these elements will have to turn negative in 1997, and, while future market conditions cannot be predicted with certainty, we fail to see what would materially change our outlook. Our outlook going forward is that 1997 should be a lot like 1996.

     While the economy continued along a relatively consistent path, the United States took some politically significant steps in 1996. First, of course, President Bill Clinton and a Republican Congress were re-elected by the voters. In the first few days after the general election, especially, investors demonstrated their support for such a balance in our leadership. But of much greater long-term significance is the expressed commitment by both parties to balance the federal budget and address certain entitlement programs. The first year after an election can be a fertile time to accomplish major initiatives, and we are hopeful that progress can be made.

     The future of the Social Security system, which many experts believe will run out of money about 20 years from now, will be a subject in which you can expect Zurich Kemper Investments, Inc. to play a leadership role. The possible solutions for "fixing Social Security" are finite: raise Social Security taxes, reduce benefits, raise the retirement age, change inflation assumptions or pursue a higher rate of return on assets contributed by workers. We believe that a bipartisan solution will be worked out, which will include giving individuals the option of investing a portion of their Social Security contributions in an account earmarked for them. This change is needed to return credibility to the system, which many Americans have lost faith in.

     What to do with Social Security is a debate that spans generations and promises to occupy much attention in the coming years. As we hope to help advance constructive debate, we'll be advocating partial privatization for this federal program while maintaining a safety net for many low-wage earners and providing a seamless transition for seniors near or in retirement.

ECONOMIC OVERVIEW

-------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
-------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.
  The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]



                                Now (10/31/96)        6 Months ago           1 year ago           2 years ago
10-year Treasury rate (1)           6.53                 6.74                   6.04                 7.74
Prime rate (2)                      8.25                 8.25                   8.75                 7.75
Inflation rate (3)                  3                    2.9                    2.6                  2.6
The U.S. dollar (4)                 4.74                 8.94                  -1.05                -5.28
Capital goods orders (5)*           2.24                 7.42                   8.57                15.65
Industrial production (5)           3.5                  2.56                   1.92                 6.77
Employment growth (6)               2.01                 2.07                   1.93                 3.3

1 Falling interest rates in recent years have been a big plus for financial assets.

2  The interest rate that commercial lenders charge their best borrowers.

3 Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

4 Changes in the exchange value of the dollar impact U.S. exporters and the value of the U.S. firms' foreign profits.

5  These influence corporate profits and equity performance.

6  An influence on family income and retail sales.

*  Data as of September 30, 1996.

SOURCE: ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

  With this letter as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers
----------------------
Stephen B. Timbers
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

November 15, 1996

*THE STANDARD & POOR'S 500 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE
 U.S. STOCK MARKET.

PERFORMANCE UPDATE

[MIER PHOTO]

PORTFOLIO MANAGER CHRIS MIER SPEAKS AT A CELEBRATION COMMEMORATING KEMPER MUNICIPAL BOND FUND'S 20TH ANNIVERSARY. THE FUND IS KNOWN AS AMERICA'S FIRST MUNICIPAL BOND FUND.

MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND. MIER RECEIVED A B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND RECEIVED AN M.M. IN FINANCE FROM KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


THE YEAR ENDED SEPTEMBER 30, 1996, WAS A PERIOD OF SHIFTING INTEREST RATES AND POLITICAL RHETORIC, WHICH GREATLY IMPACTED THE MUNICIPAL BOND MARKET. KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW HE ALTERED THE STRUCTURE OF THE PORTFOLIOS TO HELP ENHANCE PERFORMANCE.

Q. DURING THE LAST YEAR, MUNICIPAL BOND YIELDS HAVE FLUCTUATED QUITE A BIT. WHAT WAS BEHIND THE STEADY DECLINE IN YIELDS AND THEN THEIR SHARP RISE?

A. During the first quarter of the period, there was optimism that a federal budget resolution would occur. In addition, economic indicators suggested that the economy, while growing, was slowing down somewhat. This created a favorable climate for the municipal market, and bond yields fell (prices appreciated). THE BOND BUYER 25-Bond Index (RBI) -- a gauge of municipal bond interest rates -- began the fiscal year at 6.27 percent on September 28, 1995, and then fell to a low of 5.63 percent on January 4, 1996.

    Later in January, however, data was released that indicated the economic slowdown may have been related mostly to the impact of severe weather as opposed to any fundamental weakness. Moreover, with the start of the Republican party presidential primaries, focus moved away from the federal budget and deficit reduction proposals toward other issues. As optimism about deficit reduction began to fade, yields began to rise.

    This rise in yields was propelled in early March, when the U.S. Department of Labor announced an unanticipated and dramatic increase in employment growth. Many bond investors saw this data as evidence that the economy was re-establishing a very firm footing. The news caused a sell-off in the market because more rapid growth is often associated with higher inflation, which erodes the value of fixed-income investments. Yields jumped from 5.88 percent on March 7, to 6.13 percent on March 14 as measured by the RBI.

    The municipal market traded in an irregular pattern during the remainder of the period as economic indicators gave mixed signals about the pace of economic growth. The RBI yield was 6.01 percent at the close of the fiscal year.

Q.  HOW WAS PERFORMANCE IMPACTED BY THE CHANGES IN INTEREST RATES?

A. The municipal market, along with the overall bond market, was adversely affected by the upward movement in interest rates that began occurring in January 1996. When interest rates rise, the prices of bonds fall. However, the good news for Kemper Municipal Bond Fund shareholders is that Class A shares of the fund still outperformed the average return of the Lipper General Municipal Debt Category for the fiscal year period (unadjusted for sales charge). Returns for Class A shares of Kemper Intermediate Municipal Bond Fund fell just short of the Lipper Intermediate Municipal Debt category for the twelve-month period (unadjusted for sales charge).

PERFORMANCE UPDATE

Q. HOW DID YOU ALTER YOUR MANAGEMENT OF THE FUNDS AS RATES SHIFTED DIRECTION IN EARLY 1996?

A. Our primary course of action was to shorten the durations of the funds as it became apparent that rates were on the rise. Remember, the shorter a fund's duration, the less sensitive it is to interest rate changes. We shortened durations by reducing the average maturities of the portfolios, using futures and increasing cash reserves.

Q.   WHAT TYPES OF PORTFOLIO ADJUSTMENTS DID YOU MAKE DURING THE PERIOD?

A. In addition to our adjustment of the funds' durations, we focused on three areas. First, we looked for opportunities to selectively add A and BBB rated bonds throughout the period. We also focused on maintaining or improving the call protection of the portfolios and in some cases we favored the acquisition of non-callable issues. That's because better call protection generally builds in better price performance capabilities. Finally, we increased the level of issue diversification within the funds. We did this by adding a variety of issues that mature at different points in time and have a somewhat wider range of coupon rates. We also looked for bonds with shorter maturities that offered attractive yields relative to those of longer maturity issues.

Q. WERE THERE ANY SIGNIFICANT TRENDS WITHIN INDIVIDUAL STATES THAT AFFECTED THE FUNDS' PERFORMANCE?

A. Like the nation, many states experienced an ongoing economic expansion and higher rates of employment, which is generally positive for municipal markets. In some states, such as California and Ohio, general obligation bond ratings were upgraded. During the period, we reduced our exposure to New York City issues. This was in response to New York City's ongoing struggle with balancing its budget.

Q. YOU MENTIONED THAT THE FUNDS' EXPOSURE TO NEW YORK CITY ISSUES HAD BEEN REDUCED. HOW DO YOU DETERMINE WHEN TO ADD OR DECREASE PORTFOLIO EXPOSURE OR DECIDE WHICH ISSUES TO PURCHASE?

A. We are fortunate to have a staff of five research analysts dedicated to following the municipal market. This group of seasoned professionals has more than 50 years of combined industry experience, which makes them invaluable to the portfolio selection process.
  Each analyst covers a specific geographic area as well as industry specialization. They have access, via computer subscription services, to all relevant regional and national news and financial publications. In many cases, they receive the information as the publications are being printed. The analysts also have access to sophisticated investment databases. The information available through the services, in many cases, is customized to meet Zurich Kemper's specific needs. In addition, the research analysts regularly meet with issuers and often travel with the issuers to conduct site-visits. Such one-on-one meetings grant us a greater understanding about potential investments than we could grasp from pouring through published data alone.
  This multi-faceted approach to research enables us to make informed decisions quickly as new issues are offered. Or as the case was with New York City, to better understand potential drawbacks.

Q.   WHAT CAN YOU TELL US ABOUT THE LEVEL OF MUNICIPAL SUPPLY?

A. Supply picked up during the last few months of 1995 but remained lower than 1994 levels for the year as a whole. Early in 1996, supply was relatively high but by the close of the year it was moving closer to 1995 levels.

Q.   ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A. Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under invested in tax-exempt assets. Municipal bonds and equities can both be important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments in favor of municipal bonds.

Q.   WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. We expect moderate economic growth to continue, with possibly only a slight increase in inflation. Rates should remain within the prevailing range that has been in effect since March, but there is the possibility that rates may trend lower. We look for levels of municipal supply to remain relatively moderate, which would be positive for municipal bonds.

PERFORMANCE UPDATE

KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------

FOR PERIODS ENDED SEPTEMBER 30, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                            LIFE OF
                                             1-YEAR    5-YEAR    10-YEAR     CLASS
--------------------------------------------------------------------------------------------------------
- KEMPER MUNICIPAL BOND FUND CLASS A            1.22%     6.50%      7.50%      7.68%    (SINCE 4/20/76)
--------------------------------------------------------------------------------------------------------
- KEMPER MUNICIPAL BOND FUND CLASS B            1.97       N/A        N/A       4.65     (SINCE 5/31/94)
--------------------------------------------------------------------------------------------------------
- KEMPER MUNICIPAL BOND FUND CLASS C            4.99       N/A        N/A       6.01     (SINCE 5/31/94)
--------------------------------------------------------------------------------------------------------

 Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class A from 1/1/80 through 9/30/96

                                 [LINE GRAPH]



                                      1/01/80        12/31/85      12/31/90      12/31/95        09/30/96
----------------------------------------------------------------------------------------------------------
- KEMPER                                  10000          16183        25,622        37758           39989
   MUNICPAL BOND FUND CLASS A (1)
----------------------------------------------------------------------------------------------------------
- LEHMAN BROTHERS MUNICIPAL BOND INDEX+   10000          16515        26,190        39970           40703
----------------------------------------------------------------------------------------------------------
- CONSUMER PRICE INDEX ++                 10000          14250        17,445        20013           20574
----------------------------------------------------------------------------------------------------------


 Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class B from 5/31/94 through 9/30/96

                                 [LINE GRAPH]



                                      5/31/94             12/31/94            12/31/95          09/30/96
----------------------------------------------------------------------------------------------------------
- KEMPER                                  10000                9744               11444           11122
   MUNICPAL BOND FUND CLASS B (1)
----------------------------------------------------------------------------------------------------------
- LEHMAN BROTHERS MUNICIPAL BOND INDEX+   10000                9864               11586           11798
----------------------------------------------------------------------------------------------------------
- CONSUMER PRICE INDEX ++                 10000               10149               10407           10698
----------------------------------------------------------------------------------------------------------

 Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class C from 5/31/94 through 9/30/96

                                 [LINE GRAPH]


                                      5/31/94             12/31/94            12/31/95          09/30/96
---------------------------------------------------------------------------------------------------------
- KEMPER                                  10000                9776               11484           11464
   MUNICPAL BOND FUND CLASS C (1)
---------------------------------------------------------------------------------------------------------
- LEHMAN BROTHERS MUNICIPAL BOND INDEX+   10000                9864               11586           11798
---------------------------------------------------------------------------------------------------------
- CONSUMER PRICE INDEX ++                 10000               10149               10407           10698
---------------------------------------------------------------------------------------------------------







Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5%, for B shares adjustment for the applicable contingent deferred sales charge (CDSC) of 3% and for C shares no adjustment for sales charge. The maximum B share CDSC is 4%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1)Performance includes reinvestment of dividends and adjustment for the maximum
sales charge for A shares and   the contingent deferred sales charge in effect
at the end of the period for B shares. When reviewing the performance chart, please note that the inception date for the Lehman Brothers Municipal Bond Index is 1/1/80. As a result, we are not able to illustrate the life of fund performance (since 4/20/76) for Kemper Municipal Bond Fund. In comparing Kemper Municipal Bond Fund to the Lehman Brothers Municipal Bond Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last five years, and have a maturity of at least two years. Bonds subject to alternative minimum tax, variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++The Consumer Price Index is a statisRtical measure of change, over    time, in
the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*
                                  [PIE CHART]

---------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
---------------------------------------------------------------------------------
REVENUE BONDS                                    74%                        80%
---------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         15                          9
---------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           9                          5
---------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                          6
---------------------------------------------------------------------------------
                                                100%                       100%

QUALITY
                                  [PIE CHART]

---------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
---------------------------------------------------------------------------------
AAA                                              58%                        48%
---------------------------------------------------------------------------------
AA                                                9                         13
---------------------------------------------------------------------------------
A                                                11                         15
---------------------------------------------------------------------------------
BBB                                              18                         20
---------------------------------------------------------------------------------
BB                                                0                          1
---------------------------------------------------------------------------------
NOT RATED                                         4                          3
---------------------------------------------------------------------------------
                                                100%                       100%

* Portfolio composition and holdings are subject to change.

PORTFOLIO STATISTICS

YEARS TO MATURITY
                                           [PIE CHART]

---------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
---------------------------------------------------------------------------------
1-10 YEARS                                       11%                         9%
---------------------------------------------------------------------------------
10-20 YEARS                                      53                         46
---------------------------------------------------------------------------------
20+ YEARS                                        36                         45
---------------------------------------------------------------------------------
                                                100%                       100%

AVERAGE MATURITY

---------------------------------------------------------------------------------
                                        ON 9/30/96                     ON 9/30/95
---------------------------------------------------------------------------------
AVERAGE MATURITY                        17.6 YEARS                    18.7 YEARS
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) The average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that covers the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS



KEMPER INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------------------------------------------
-AVERAGE ANNUAL TOTAL RETURNS*
------------------------------------------------------------------------------------------------------------------
FOR PERIOD ENDED SEPTEMBER 30, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)
                                                                           LIFE OF
                                                            1-YEAR          CLASS
------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
CLASS A                                                     1.26%          6.82%    (SINCE 11/1/94)
------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
CLASS B                                                     0.37           6.00     (SINCE 11/1/94)
------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
CLASS C                                                     3.26           7.58     (SINCE 11/1/94)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Kemper Intermediate Municipal Bond Fund Class A
from 11/1/94 through 9/30/96
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                                                  11/1/94     12/31/94     12/31/95     9/30/96
------------------------------------------------------------------------------------------------------------------
-KEMPER INTERMEDIATE MUNICIPAL BOND  FUND
  CLASS A(1)                                      10,000        9,853       11,241      11,350
-LEHMAN BROTHERS MUNICIPAL
  BOND INDEX+                                     10,000       10,035       11,787      12,003
-CONSUMER PRICE INDEX++                           10,000       10,013       10,268      10,555
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in  Kemper Intermediate Municipal
Bond Fund Class B
from 11/1/94 through 9/30/96
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                                                  11/1/94     12/31/94     12/31/95     9/30/96
------------------------------------------------------------------------------------------------------------------
-KEMPER INTERMEDIATE MUNICIPAL BOND  FUND
  CLASS B(1)                                      10,000       10,117       11,431      11,184
-LEHMAN BROTHERS MUNICIPAL
  BOND INDEX+                                     10,000       10,035       11,787      12,003
-CONSUMER PRICE INDEX++                           10,000       10,013       10,268      10,555
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in  Kemper Intermediate Municipal
Bond Fund Class C
from 11/1/94 through 9/30/96
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                                                  11/1/94     12/31/94     12/31/95     9/30/96
------------------------------------------------------------------------------------------------------------------
-KEMPER INTERMEDIATE MUNICIPAL BOND  FUND
  CLASS C(1)                                      10,000       10,133       11,463      11,507
-LEHMAN BROTHERS MUNICIPAL
  BOND INDEX+                                     10,000       10,035       11,787      12,003
-CONSUMER PRICE INDEX++                           10,000       10,013       10,268      10,555
------------------------------------------------------------------------------------------------------------------

Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 2.75%, for B shares adjustment for the applicable contingent deferred sales charge (CDSC) of 3% and for C shares no adjustment for sales charge. The maximum B share CDSC is 4%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A shares and the contingent deferred sales charge in effect at the end of the period for B shares. In comparing the Kemper Municipal Bond Fund to the Lehman Brothers Municipal Bond Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+    The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last five years, and have a maturity of at least two years. Bonds subject to alternative minimum tax, variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++   The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS


PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
--------------------------------------------------------------------------------------
REVENUE BONDS                                    70%                        69%
--------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         25                         20
--------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           3                          7
--------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                          4
--------------------------------------------------------------------------------------
                                                100%                       100%

                                  [PIE CHART]

QUALITY

--------------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
--------------------------------------------------------------------------------------
AAA                                              62%                        76%
--------------------------------------------------------------------------------------
AA                                               16                          9
--------------------------------------------------------------------------------------
A                                                 4                          2
--------------------------------------------------------------------------------------
BBB                                              16                         13
--------------------------------------------------------------------------------------
NOT RATED                                         2                         --
--------------------------------------------------------------------------------------
                                                100%                       100%

                                  [PIE CHART]

* Portfolio composition and holdings are subject to change.

PORTFOLIO STATISTICS

YEARS TO MATURITY

--------------------------------------------------------------------------------------
                                        ON 9/30/96                   ON 9/30/95
--------------------------------------------------------------------------------------
1-10 YEARS                                   78%                          73%
--------------------------------------------------------------------------------------
11-20 YEARS                                  22                           27
--------------------------------------------------------------------------------------
                                            100%                         100%

                                 [PIE CHART]

AVERAGE MATURITY

--------------------------------------------------------------------------------------
                                            ON 9/30/96                 ON 9/30/95
--------------------------------------------------------------------------------------
AVERAGE MATURITY                            9.1 YEARS                  8.6 YEARS
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


KEMPER MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
 ISSUER                                                                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND
  INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
                          Gen. Oblg., NY:
                            7.75% to be called 08-15-01 @ 102                         $  3,285    $    3,772
                            8.40% to be called 11-15-01 @ 102                           27,540        32,574
                          ---------------------------------------------------------------------------------------
                          Local Government Assistance Corp., NY, Rev., 7.375% and
                            7.50%, to be called 04-01-01 @ 102                           9,675        10,959
                          ---------------------------------------------------------------------------------------
                          Power Auth., NY, Electrical Rev., 8.00%, to be called
                            01-01-98 @ 102                                              10,000        10,681
                          ---------------------------------------------------------------------------------------
                          Dormitory Auth., NY, State University Educational
                            Facilities, Rev., 7.25%, to be called 05-15-02 @ 102         3,810         4,353
                          ---------------------------------------------------------------------------------------
                          Municipal Water Finance Auth., NY, Water and Sewer
                            System, Rev., 7.00%, to be called 06-15-01 @ 101               970         1,067
                          ---------------------------------------------------------------------------------------
                          Public Power Supply System, WA, Nuclear Proj. #2, Rev.,
                            7.00%, to be called 07-01-00 @ 102                          57,355        63,168
                          ---------------------------------------------------------------------------------------
                          Philadelphia, PA:
                            Gas Works Rev., 7.70%, to be called 06-15-01 @ 102          14,850        16,990
                            Municipal Auth., Criminal Justice Center, Rev., 7.80%,
                              to be called 04-01-98 @ 102                                4,000         4,410
                          ---------------------------------------------------------------------------------------
                          Industrial Dev. Auth., PA, Economic Dev. Rev., 7.00%,
                            to be called 07-01-01 @ 102                                  5,000         5,561
                          ---------------------------------------------------------------------------------------
                          City and County of Denver, CO, Airport System Rev.,
                            7.25% and 7.50%, to be called 11-15-02 @ 102                 8,690        10,040
                          ---------------------------------------------------------------------------------------
                          Health Facilities Auth., CO, Vail Valley Medical Center,
                            Rev., 8.125%, to be called 06-01-99 @ 102                    7,000         7,726
                          ---------------------------------------------------------------------------------------
                          Metropolitan Denver Sewerage Disposition District No. 1,
                            CO., Rev., 6.75%, to be called 10-01-96 @ 102                5,540         5,596
                          ---------------------------------------------------------------------------------------
                          Colorado Springs, CO, County Utility Rev., 6.75%,
                            to be called 11-15-01 @ 102                                  2,890         3,210
                          ---------------------------------------------------------------------------------------
                          Clermont County Hospital Facilities, OH, Mercy Health
                            Systems, Rev., 7.50%:
                              to be called 09-01-99 @ 102                                7,720         8,506
                              to be called 09-01-01 @ 100                                2,280         2,559
                          ---------------------------------------------------------------------------------------
                          Muskingum County, OH, Franciscan Health Advisory
                            Services, Inc., Rev., 7.50%, to be called 03-01-97 @
                            102                                                          7,470         7,731
                          ---------------------------------------------------------------------------------------
                          Franklin County, OH, Mount Carmel Health Hospital, Rev.,
                            7.25%, to be called 06-01-00 @ 102                           5,495         6,081
                          ---------------------------------------------------------------------------------------
                          Hospital Finance Auth., MI:
                            Henry Ford Health Systems, Rev., 7.00%, to be called
                              07-01-00 @ 102                                            11,000        12,099
                            Sisters of Mercy Health Corp., Rev., 7.50%, to be
                              called 08-15-97 @ 103                                      9,000         9,521
                          ---------------------------------------------------------------------------------------
                          Hospital Auth. of Marion County, IN, University Heights
                            Hospital, Rev., 8.625%, to be called 10-01-99 @ 102          7,195         8,158
                          ---------------------------------------------------------------------------------------
                          Trustees of Purdue University, IN, Student Fees, Rev.,
                            6.75%, to be called 07-01-01 @ 102                           6,300         6,960
                          ---------------------------------------------------------------------------------------
                          State Toll Road Financing Auth., IN, Rev., 6.875%,
                            to be called 01-01-97 @ 102                                  4,000         4,111
                          ---------------------------------------------------------------------------------------
                          Health and Educational Facilities Auth., MO, Christian
                            Health Services Dev. Corp., Rev., 6.875%, to be called
                            02-15-01 @ 102                                               7,000         7,720
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------
                          St. Louis County, MO, Regional Convention & Sports
                            Complex Auth., Rev., 7.00%, to be called 08-15-03 @ 100       $  4,380    $    4,930
                          ---------------------------------------------------------------------------------------
                          Charleston County, SC, Charleston Public Facilities
                            Corp., Certificates of Participation, Rev., 6.875% and 7.00%,
                            to be called 06-01-04 @ 102                                      7,260         8,303
                          ---------------------------------------------------------------------------------------
                          Lancaster County Water and Sewer District, SC, Waterworks
                            and Sewer System Improvement, Rev., 6.75%,
                            to be called 05-01-01 @ 102                                      3,000         3,311
                          ---------------------------------------------------------------------------------------
                          Matagorda County, TX, Navigation District Number 1, Central
                            Power and Light Company, Pollution Control, Rev.,
                            7.875%, to be called 12-01-96 @ 102                             10,890        11,178
                          ---------------------------------------------------------------------------------------
                          Austin TX, Water, Sewer and Electric Rev.:
                              11.00% to be called 05-15-99 @ 100                                80            81
                              14.00% to be called 05-01-01 @ 100                                55            69
                          ---------------------------------------------------------------------------------------
                          Albuquerque Southwest Community Health Services, NM,
                            Rev., 10.125%, to be called 08-01-08 @ 100                       4,000         5,147
                          ---------------------------------------------------------------------------------------
                          Resource Recovery Auth., CT, Mid-Connecticut Systems,
                            Rev., 7.30%, to be called 11-15-96 @ 103                         4,790         4,954
                          ---------------------------------------------------------------------------------------
                          Gaithersburg, MD, First Mortgage Economic Dev., Asbury
                            Methodist Home Incorporated, Rev., 7.85%, to be called
                            01-01-00 @ 102                                                   4,000         4,477
                          ---------------------------------------------------------------------------------------
                          Riverside County, CA, Riverside Juvenile Facilities
                            Corp., Certificates of Participation, Rev., 8.00%, to
                            be called 10-01-98 @ 102                                         4,000         4,373
                          ---------------------------------------------------------------------------------------
                          Essex County Improvement Auth., NJ, County Jail and Youth
                            Housing Proj., Lease Rev., 6.90%, to be called 12-01-04
                            @ 102                                                            2,645         3,036
                          ---------------------------------------------------------------------------------------
                          South Essex Sewerage District, MA, Gen. Oblg., 6.75%,
                            to be called 06-01-04 @ 102                                      2,000         2,265
                          ---------------------------------------------------------------------------------------
                          Chicago, IL, Tax Increment Allocation Bonds, Central
                            Station, Rev., 8.90%, to be called 01-01-05 @ 100                1,805         2,165
                          ---------------------------------------------------------------------------------------
                          Kenton County Airport Board, KY, Greater Cincinnati
                            International Airport, Rev., 8.25%, to be called
                            03-01-96 @ 102                                                   1,620         1,742
                          ---------------------------------------------------------------------------------------
                          Jacksonville Health Facilities Auth., FL, Baptist Medical
                            Center, Rev., 11.50%:
                              to be called 10-01-03 @ 100                                       10            14
                              to be called 10-01-04 @ 100                                       35            50
                              to be called 10-01-05 @ 100                                       55            81
                          ---------------------------------------------------------------------------------------
                          TOTAL ADVANCE REFUNDED OBLIGATIONS--9.3%                                       309,729
-----------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------
ILLINOIS--8.9%            Chicago:
                            Board of Education, Gen. Oblg., 6.00% and 6.25%,
                              2009 and 2020                                                 26,235        27,734
                            Gas Supply, Peoples Gas, Light and Coke Company, Rev.,
                              8.10%, 2020                                                    8,250         9,135
                          ---------------------------------------------------------------------------------------
                          City of East St. Louis, Illinois Dev. Finance Auth., Debt
                            Restructuring Rev., 7.50%, 2013                                  3,750         4,104
                          ---------------------------------------------------------------------------------------
                          County of Cook, Gen. Oblg., 6.50% to 9.50%, 1996
                            through 2022                                                    71,095        77,686
                          ---------------------------------------------------------------------------------------
                          Dev. Finance Auth., Pollution Control, Commonwealth
                            Edison Company Proj., Rev., 6.75%, 2015                         16,780        18,242
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          Freeport, Single Family Mortgage Rev., 7.40%, 2010          $  1,400    $    1,404
                          ---------------------------------------------------------------------------------------
                          Gen. Oblg., 5.25% and 5.75%, 2020 through 2017                11,260        10,893
                          ---------------------------------------------------------------------------------------
                          Harvard, Multifamily Housing, Northfield Court, Rev.,
                            8.80%, 2008                                                  3,855         4,105
                          ---------------------------------------------------------------------------------------
                          Health Facilities Auth.:
                            Northwestern Medical Faculty Foundation, Inc.,
                              Healthcare Facilities Rev., 6.50%, 2015                    3,900         4,220
                            South Suburban Hospital, Rev., 7.00%, 2009                   7,750         8,390
                          ---------------------------------------------------------------------------------------
                          Madison County, Gen. Oblg., 5.85%, 2013                        3,500         3,613
                          ---------------------------------------------------------------------------------------
                          O'Hare International Airport:
                            General Rev., 6.00% and 6.375%, 2012                        38,580        39,594
                            International Terminal, Special Rev., 6.75%, 2018           23,350        24,822
                          ---------------------------------------------------------------------------------------
                          Regional Transportation Auth., Gen. Oblg., 6.70%, 2021        25,800        29,389
                          ---------------------------------------------------------------------------------------
                          Skyway Toll Bridge Rev., 6.75%, 2014                          15,400        15,917
                          ---------------------------------------------------------------------------------------
                          Sports Facilities Auth., Rev., 7.875%, 2010                    2,990         3,278
                          ---------------------------------------------------------------------------------------
                          St. Charles, Wessel Court Proj., Multifamily Housing
                            Rev., 7.60%, 2024                                            3,895         3,984
                          ---------------------------------------------------------------------------------------
                          University Park, Governors Gateway Industrial Park, Tax
                            Increment Rev., 8.50%, 2011                                  2,965         3,209
                          ---------------------------------------------------------------------------------------
                          Wastewater Transmission, Rev., 5.375%, 2013                    4,770         4,677
                          --------------------------------------------------------------------------------------
                                                                                                     294,396
-----------------------------------------------------------------------------------------------------------------
TEXAS--7.1%               Austin:
                            Independent School District, Gen. Oblg. 5.75%,
                              2013 through 2016                                         28,875        29,062
                            Combined Utility Systems Rev. 5.50% and 6.00%,
                              2020 and 2013                                             19,300        19,505
                            Water, Sewer and Electric Rev., 11.00% and 14.00%,
                              1996 and 2001                                              3,475         4,338
                          ---------------------------------------------------------------------------------------
                          Brazos River Auth., Texas Utilities Electric Company
                            Proj., Rev., 8.125%, 2020                                    4,495         4,934
                          ---------------------------------------------------------------------------------------
                          Ector County, Hospital District, Rev., 7.30%, 2012               550           598
                          ---------------------------------------------------------------------------------------
                          Georgetown Higher Education Finance Corp., Southwestern
                            University Proj., Rev., 6.25%, 2009                            840           867
                          ---------------------------------------------------------------------------------------
                          Grand Prairie Independent School District, Gen. Oblg.,
                            5.20%, 2024                                                  8,000         7,475
                          ---------------------------------------------------------------------------------------
                          Harris County:
                            Hospital District, Mortgage Rev., 7.40%, 2010                6,940         8,205
                            Toll Road Unlimited Tax and Subordinate Lien,
                              Rev., 6.75%, 2014                                         15,000        16,300
                          ---------------------------------------------------------------------------------------
                          Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012          985         1,023
                          ---------------------------------------------------------------------------------------
                          Houston:
                            Higher Education Finance Corp., University of St.
                              Thomas, Rev., 7.25%, 2007                                  1,445         1,552
                            Water and Sewer Junior Lien, Rev., 6.20%, 2020              10,000        10,407
                          ---------------------------------------------------------------------------------------
                          Independent School District, Rev., 5.60% and 5.75%,
                            2011 and 2013                                               34,440        34,683
                          ---------------------------------------------------------------------------------------
                          Matagorda County, Navigation District Number 1, Houston
                            Lighting and Power Company, Pollution Control, Rev.,
                            7.875%, 2016                                                13,735        14,041
                          ---------------------------------------------------------------------------------------
                          Mc Allen, Health Facilities Dev. Corp., Rev., 5.00%, 2015      5,800         5,315
                          ---------------------------------------------------------------------------------------
                          Northcentral Texas Presbyterian Healthcare Rev., 5.75%,
                            2026                                                         7,000         6,671
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          Rio Grande Valley, Health Facilities Dev. Corp., Golden
                            Palms Retirement and Health Center, Rev., 6.40%, 2012     $  3,700    $    3,915
                          ---------------------------------------------------------------------------------------
                          Sabine River Auth., Texas Utilities Electric Company,
                            Rev., 6.10% and 8.125%, 2018 and 2020                       13,920        14,379
                          ---------------------------------------------------------------------------------------
                          State Gen. Oblg., 7.00%, 2012                                 10,739        10,868
                          ---------------------------------------------------------------------------------------
                          Titus County Hospital District Improvement, Rev., 6.125%,
                            2013                                                         6,700         6,506
                          ---------------------------------------------------------------------------------------
                          Travis County Housing Finance Corp., Residential
                            Mortgage, Senior Rev., 7.00%, 2011                             415           438
                          ---------------------------------------------------------------------------------------
                          Turnpike Auth., Dallas North Tollway System, Rev., 5.00%
                            and 5.25%, 2025, and 2023                                   38,195        35,068
                          --------------------------------------------------------------------------------------
                                                                                                     236,150
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY--6.4%          Bayshore Regional Sewerage Auth. Rev., 5.50%, 2012             7,170         7,173
                          ---------------------------------------------------------------------------------------
                          Camden County Municipal Utilities Auth., Rev., 8.25%,
                            2017                                                        15,600        16,665
                          ---------------------------------------------------------------------------------------
                          Essex County, Property and Equipment Improvement Leasing
                            Program, Rev., 6.50%, 2012                                   4,050         4,389
                          ---------------------------------------------------------------------------------------
                          Health Care Facilities Financing Auth.:
                            Atlantic City Medical Center, Rev., 6.80%, 2011              6,840         7,332
                            Southern Ocean County Hospital, Rev., 6.125%, 2013           3,735         3,665
                            West Jersey Health System, Rev., 6.125%, 2012               11,000        11,410
                          ---------------------------------------------------------------------------------------
                          Jersey City Sewer Auth., Rev., 4.50%, 2019                    13,000        10,909
                          ---------------------------------------------------------------------------------------
                          Transportation System Bonds, Rev., 5.125% to 5.50%, 2011
                            through 2014                                                30,020        29,377
                          ---------------------------------------------------------------------------------------
                          Turnpike Auth., Rev., 6.20% and 10.375%, 2016 and 2003       104,245       115,583
                          ---------------------------------------------------------------------------------------
                          Wastewater Treatment Trust, Rev., 6.625%, 2007                 4,340         4,857
                          --------------------------------------------------------------------------------------
                                                                                                     211,360
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.3%          Central Valley Financing Auth., Cogeneration Proj.,
                            Carson Ice, Rev., 6.00%, 2009                                6,000         5,981
                          ---------------------------------------------------------------------------------------
                          City of Los Angeles, Department of Water & Power,
                            Electric Plant, Rev., 4.75%, 2012 through 2019              12,725        11,239
                          ---------------------------------------------------------------------------------------
                          City of Santa Clara, Sports and Open Space Auth.,
                            Certificates of Participation, Rev., 4.75%, 2014             5,000         4,478
                          ---------------------------------------------------------------------------------------
                          Department of Corrections, Rev., 5.40% to 5.80%, 2009
                            through 2017                                                32,665        32,683
                          ---------------------------------------------------------------------------------------
                          Duarte, City of Hope National Medical Center,
                            Certificates of Participation, Rev., 6.00%, 2008             9,930         9,952
                          ---------------------------------------------------------------------------------------
                          Foothill/Eastern Transit Corridor Agcy., Tollroad Rev.,
                            zero-coupon to 6.50%, 2016 through 2032                    125,520        52,118
                          ---------------------------------------------------------------------------------------
                          Gen. Oblg., 5.25%, 2020                                       10,200         9,547
                          ---------------------------------------------------------------------------------------
                          Health Facilities, Childrens Hospital Rev., 5.375%, 2020      10,475         9,988
                          ---------------------------------------------------------------------------------------
                          Imperial Irrigation District, Certificates of
                            Participation, Electric System Proj., Rev., 6.75%, 2011      3,500         3,862
                          ---------------------------------------------------------------------------------------
                          Los Angeles County:
                            Metropolitan Sales Tax Rev., 6.00%, 2020                    18,865        19,173
                            Public Works Financing Auth., Rev., 4.75%, 2010              5,000         4,590
                          ---------------------------------------------------------------------------------------
                          Orange County, Recovery Certificates of Participation,
                            Rev., 5.60% to 5.875%, 2009 through 2019                    21,370        21,547
                          ---------------------------------------------------------------------------------------
                          Regents of University of California, Multiple Purpose
                            Proj., Rev., 4.875% and 5.70%, 2011 and 2019                17,295        16,628
                          ---------------------------------------------------------------------------------------
                          Southern California Rapid Transit District, Rev., 5.90%,
                            2007                                                         6,800         7,243
                          --------------------------------------------------------------------------------------
                                                                                                     209,029

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
COLORADO--6.3%            Adams County, Gen. Oblg., 6.125%, 2007                      $  4,280    $    4,527
                          ---------------------------------------------------------------------------------------
                          Arapahoe County, Public Highway Auth., Rev., 6.95% and
                            7.00%, 2020 and 2026                                        80,700        85,747
                          ---------------------------------------------------------------------------------------
                          City and County of Denver:
                            Airport System Rev., 5.75% to 8.75%, 2002 through 2023      69,065        74,752
                            Gen. Oblg., 6.50%, 2010                                      6,225         6,853
                          ---------------------------------------------------------------------------------------
                          Douglas County School District No. 1, Douglas and Elbert
                            Counties, Gen. Oblg., 6.50%, 2016                           16,665        17,945
                          ---------------------------------------------------------------------------------------
                          Health Facilities Auth., Covenant Retirement Communities,
                            Inc., Rev., 6.75%, 2015 and 2025                             5,900         6,007
                          ---------------------------------------------------------------------------------------
                          Housing Finance Auth., Single Family Mortgage Rev.,
                            7.65%, 2022                                                    705           737
                          ---------------------------------------------------------------------------------------
                          Metropolitan Wastewater Reclamation District, Gen. Oblg.,
                            6.00%, 2010                                                 11,505        11,832
                          --------------------------------------------------------------------------------------
                                                                                                     208,400
-----------------------------------------------------------------------------------------------------------------
NEW YORK--5.9%            Dormitory Auth.:
                            State University Educational Facility, Rev.,
                              5.50% to 5.75%, 2013                                      25,500        25,072
                            City University System, Special Oblg., Rev., 6.00%,
                              2014                                                       7,000         7,110
                          ---------------------------------------------------------------------------------------
                          Environmental Quality, Gen. Oblg., 6.50%, 2011                 4,260         4,623
                          ---------------------------------------------------------------------------------------
                          Environmental Facilities Corp., State Water Pollution
                            Control, Revolving Fund Rev., 6.875% to 7.25%, 2010
                            through 2014                                                18,875        20,983
                          ---------------------------------------------------------------------------------------
                          Medical Care Facilities Finance Agcy.:
                            Hospital, Mortgage Rev., 6.75%, 2014                         8,000         8,762
                            Hospital and Nursing Home, Rev., 6.45%, 2009                 8,905         9,567
                            Mental Health Services Facilities Improvement, Rev.,
                              7.75%, 2010                                                3,935         4,358
                          ---------------------------------------------------------------------------------------
                          Metropolitan Transit Auth., Transit Facilities, Rev.,
                            6.25%, 2014                                                  6,000         6,319
                          ---------------------------------------------------------------------------------------
                          New York City:
                            Gen. Oblg., 5.875% to 8.40%, 2000 through 2019              30,150        30,809
                            Industrial Dev. Auth., USTA National Tennis Center Inc.
                              Proj., Civil Facility Rev., 6.50% and 6.60%, 2010 and
                              2011                                                       6,485         7,048
                            Municipal Water Finance Auth., Rev., 7.00%, 2015               530           588
                          ---------------------------------------------------------------------------------------
                          Port Auth. of New York and New Jersey:
                            LaGuardia Airport Passenger Terminal, Special
                              Obligation, Rev., 9.125%, 2015                             3,225         3,567
                            Rev., 6.00% to 9.125%, 2008 through 2015                    14,445        15,019
                          ---------------------------------------------------------------------------------------
                          Triborough Bridge and Tunnel Auth., Rev., 8.125%, 2012        14,000        14,940
                          ---------------------------------------------------------------------------------------
                          Urban Dev. Corp., Correctional Facilities, Rev., 5.25% to
                            5.70%, 2014 through 2025                                    39,425        36,431
                          --------------------------------------------------------------------------------------
                                                                                                     195,196
-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.1%        Armstrong County Hospital Auth., St. Francis Medical
                            Center Proj., Rev., 6.25%, 2013                             11,350        11,829
                          ---------------------------------------------------------------------------------------
                          Bethlehem Area School District, Gen. Oblg., 6.00%, 2016        9,500         9,702
                          ---------------------------------------------------------------------------------------
                          City of Pittsburgh, Public Finance Auth., Wastewater
                            Rev., 4.75%, 2016                                            8,335         7,367
                          ---------------------------------------------------------------------------------------
                          Columbia County, Industrial Dev. Auth., First Mortgage
                            Rev., 9.00%, 2014                                            1,600         1,699
                          ---------------------------------------------------------------------------------------
                          Convention Center Auth., Rev., 6.70% and 6.75%, 2014 and
                            2019                                                        12,525        13,392
                          ---------------------------------------------------------------------------------------
                          Intergovernmental Cooperation Auth., Rev., 5.50% and
                            5.60%, 2016 and 2012                                         9,785         9,693
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          Lehigh County, General Purpose Auth., Lehigh Valley
                            Hospital Inc., Rev., 6.50%, 2010                          $  6,000    $    6,455
                          ---------------------------------------------------------------------------------------
                          McKean County Hospital Auth., Bradford Hospital Proj.,
                            Rev., 5.95% to 6.10%, 2008 through 2020                      8,300         7,940
                          ---------------------------------------------------------------------------------------
                          Monroeville, Hospital Auth., Forbes Health System, Rev.,
                            6.25%, 2015                                                  6,375         6,423
                          ---------------------------------------------------------------------------------------
                          Philadelphia:
                            Gas Works Rev., 5.25% and 6.375%, 2014 and 2015             35,180        35,437
                            Municipal Auth., Lease Rev., 6.125% to 6.30%, 2013
                              through 2017                                               8,800         8,856
                            Water & Wastewater, Rev., 5.00% and 5.60%, 2016 and
                              2018                                                      18,260        17,633
                          --------------------------------------------------------------------------------------
                                                                                                     136,426
-----------------------------------------------------------------------------------------------------------------
FLORIDA--3.9%             Alachua County Public Improvement Rev., 5.125%, 2021           5,000         4,623
                          ---------------------------------------------------------------------------------------
                          Board of Education, Capital Outlay, Public Education,
                            Gen. Oblg., 5.30% and 6.40%, 2009 and 2019                  25,640        26,903
                          ---------------------------------------------------------------------------------------
                          Broward County:
                            Airport System Rev., 7.625%, 2013                            2,620         2,825
                            Waste Energy Company, Rev., 7.95%, 2008                     13,305        14,664
                          ---------------------------------------------------------------------------------------
                          City of Gainsville, Utility System, Rev. 5.20%, 2022 and
                            2026                                                        15,150        14,101
                          ---------------------------------------------------------------------------------------
                          City of South Miami Health Facilities Auth., Baptist
                            Health Systems Obligated Group, Rev., 5.37%, 2016            3,000         2,897
                          ---------------------------------------------------------------------------------------
                          Dade County Aviation, Rev., 5.75%, 2011                        7,500         7,558
                          ---------------------------------------------------------------------------------------
                          Department of Environmental Protection, Rev., 5.25%, 2008      6,000         5,997
                          ---------------------------------------------------------------------------------------
                          Greater Orlando Aviation Auth., Rev., 8.375%, 2016             3,065         3,319
                          ---------------------------------------------------------------------------------------
                          Hillsborough County Industrial Dev. Auth., Tampa
                            Electric, Rev., 8.00%, 2022                                 10,000        11,623
                          ---------------------------------------------------------------------------------------
                          Jacksonville Health Facilities Auth., Baptist Medical
                            Center, Rev., 11.50%, 2012                                      85           138
                          ---------------------------------------------------------------------------------------
                          Manatee County, Public Utilities, Rev., 4.75%, 2013            5,340         4,763
                          ---------------------------------------------------------------------------------------
                          Palm Beach County, Solid Waste Auth., Rev., 8.75%, 2010       13,755        14,540
                          ---------------------------------------------------------------------------------------
                          Pasco County, Solid Waste Disposal and Resource Recovery,
                            Rev., 7.80%, 2011                                           13,730        14,687
                          --------------------------------------------------------------------------------------
                                                                                                     128,638
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.7%       Bay Transit Auth., General Transportation System, Rev.,
                            5.50% to 6.20%, 2012 through 2016                           37,015        38,292
                          ---------------------------------------------------------------------------------------
                          Consolidated Loan Series B, Gen. Oblg., 5.375% to 5.50%,
                            2009 through 2012                                           20,220        20,153
                          ---------------------------------------------------------------------------------------
                          Municipal Wholesale Electric Company, Power Supply
                            System, Rev., 6.625% to 6.75%, 2011 through 2018            31,445        32,914
                          ---------------------------------------------------------------------------------------
                          Port Auth., Rev., 13.00%, 2013                                 1,500         2,506
                          ---------------------------------------------------------------------------------------
                          State, Gen. Oblg., 6.50%, 2011                                17,300        18,339
                          ---------------------------------------------------------------------------------------
                          Water Restoration Auth., Rev., 4.75% to 5.25%, 2015
                            through 2023                                                10,700         9,583
                          --------------------------------------------------------------------------------------
                                                                                                     121,787
-----------------------------------------------------------------------------------------------------------------
OHIO--3.5%                Building Auth., Workers Compensation Facility, William
                            Green Building, Rev., 4.75%, 2014                           13,230        11,775
                          ---------------------------------------------------------------------------------------
                          City of Springdale, Hospital Facilities First Mortgage,
                            Southwestern Ohio Seniors Services, Rev., 6.00%, 2018        1,250         1,190
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          Cleveland, Public Power System Improvement, First
                            Mortgage Rev., 7.00%, 2017                                $    850    $      902
                          ---------------------------------------------------------------------------------------
                          Cuyahoga County, Merida Health System, Hospital Rev.,
                            6.25%, 2014                                                  7,050         7,203
                          ---------------------------------------------------------------------------------------
                          Higher Education Facility Commission, Rev., 6.70%, 2003        6,725         7,283
                          ---------------------------------------------------------------------------------------
                          Marion County Health Care Facilities and Improvement,
                            United Church Homes Proj., Rev., 6.30% and 6.375%,
                            2015 and 2010                                                5,350         5,248
                          ---------------------------------------------------------------------------------------
                          Scioto County USHCSO-Portsmouth Proj., Hospital
                            Facilities, Rev., 7.625%, 2015                               2,000         2,141
                          ---------------------------------------------------------------------------------------
                          Turnpike Rev., 5.50% to 5.80%, 2010 through 2015              27,730        27,932
                          ---------------------------------------------------------------------------------------
                          Village of Green Springs, St. Francis Health Care Center
                            Proj., Rev., 7.00% and 7.125%, 2014 and 2025                 8,640         8,839
                          ---------------------------------------------------------------------------------------
                          Water Dev. Auth., Pollution Control, Rev., 5.50%, 2014         3,500         3,474
                          ---------------------------------------------------------------------------------------
                          Waterworks, First Mortgage Rev., 5.625% and 6.50%, 2011
                            and 2021                                                    32,565        32,846
                          ---------------------------------------------------------------------------------------
                          Worthington City School District, Gen. Oblg., 6.375%,
                            2012                                                         6,210         6,564
                          --------------------------------------------------------------------------------------
                                                                                                     115,397
-----------------------------------------------------------------------------------------------------------------
MISSOURI--2.9%            Clarence Cannon Wholesale Water Commission, Water Rev.,
                            6.00%, 2020                                                 10,000         9,247
                          ---------------------------------------------------------------------------------------
                          Health and Educational Facilities Auth., Rev., 5.125%,
                            2016                                                         5,000         4,725
                          ---------------------------------------------------------------------------------------
                          Kansas City Municipal Assistance, Leasehold -H- Roe
                            Bartle, Rev., 5.00%, 2020                                   22,235        20,406
                          ---------------------------------------------------------------------------------------
                          Lake of the Ozarks Community Bridge Corp., Bridge System,
                            Rev., 6.25% and 6.40%, 2016 and 2025                         7,800         7,576
                          ---------------------------------------------------------------------------------------
                          Sikeston, Electric System, Rev., 5.00% to 6.20%, 2010
                            through 2022                                                11,070        11,334
                          ---------------------------------------------------------------------------------------
                          St. Louis:
                            Gen. Oblg., 7.90%, 2021                                      5,000         5,490
                            Scullin Redev. Proj., Tax Increment Rev., 10.00%, 2010       8,705        10,459
                          ---------------------------------------------------------------------------------------
                          Water Pollution Control, Rev., 5.50% to 5.75%,
                            2014 through 2018                                           25,850        26,215
                          --------------------------------------------------------------------------------------
                                                                                                      95,452
-----------------------------------------------------------------------------------------------------------------
GEORGIA--2.7%             Chatham County School District, Gen. Oblg., 6.15%, 2010        7,300         7,607
                          ---------------------------------------------------------------------------------------
                          City of Atlanta, Water and Sewerage, Rev., 4.50%, 2018        16,000        13,485
                          ---------------------------------------------------------------------------------------
                          Fulton -- DeKalb Hospital Auth., Rev., 6.55% and 6.60%,
                            2018 and 2028                                               24,600        25,153
                          ---------------------------------------------------------------------------------------
                          Metropolitan Atlanta Rapid Transit Auth., Sales Tax,
                            Rev., 6.70%, 2012                                            4,600         5,027
                          ---------------------------------------------------------------------------------------
                          Municipal Electric Auth.:
                            Power Rev., 4.75% to 8.125%, 2012 through 2019              33,955        33,515
                            Special Obligation, 6.60%, 2018                              3,500         3,948
                          --------------------------------------------------------------------------------------
                                                                                                      88,735
-----------------------------------------------------------------------------------------------------------------
MICHIGAN--2.6%            Building Auth., Rev., 6.75%, 2011                              9,750        10,420
                          ---------------------------------------------------------------------------------------
                          City of Battle Creek and Calhoun County, Downtown Dev.
                            Auth., Tax Increment Rev., 7.60% 2016                        3,800         4,235
                          ---------------------------------------------------------------------------------------
                          Detroit, Gen. Oblg., 5.00% to 6.80%, 2010 through 2015        20,910        20,499
                          ---------------------------------------------------------------------------------------
                          Hospital Finance Auth.:
                            Gratiot Community Hospital, Rev., 6.10%, 2007                2,250         2,240
                            McLaren Oblg. Group, Rev., 4.50% and 5.38%. 2013 and
                              2021                                                      28,185        22,782
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          Kalamazoo Hospital Finance Auth., Rev., 5.75%, 2016         $  7,915    $    7,891
                          ---------------------------------------------------------------------------------------
                          Municipal Bond Auth., State Revolving Fund, Rev., 5.625%,
                            2019                                                         5,000         4,911
                          ---------------------------------------------------------------------------------------
                          Underground Storage Tank Financial Assurance Auth., Rev.,
                            5.50%, 2009                                                 14,840        14,869
                          --------------------------------------------------------------------------------------
                                                                                                      87,847
-----------------------------------------------------------------------------------------------------------------
MARYLAND--2.4%            City of Gaithersburg, Economic Dev., Auth., Asbury
                            Methodist Home Incorporated, First Mortgage Rev.,
                            5.50%, 2015 and 2020                                        15,500        14,566
                          ---------------------------------------------------------------------------------------
                          Community Dev. Administration, Department of Housing and
                            Community Dev., Rev., 7.85%, 2029                            4,555         4,648
                          ---------------------------------------------------------------------------------------
                          Energy Financing Administration, AES Warrior Run Proj.,
                            Rev., 7.40%, 2019                                           24,100        25,260
                          ---------------------------------------------------------------------------------------
                          Health & Higher Educational Facilities Auth., Doctors'
                            Community Hospital Proj., Rev., 5.50% and 5.75%, 2024
                            and 2013                                                    17,885        16,090
                          ---------------------------------------------------------------------------------------
                          Northeast Maryland Waste Disposal Auth., Southwest
                            Resource Recovery Facility, Rev., 7.20%, 2006                1,500         1,723
                          ---------------------------------------------------------------------------------------
                          Stadium Auth., Sports Facilities Lease Rev., 7.60%, 2019      17,200        18,896
                          --------------------------------------------------------------------------------------
                                                                                                      81,183
-----------------------------------------------------------------------------------------------------------------
NEVADA--2.3%              City of Reno, Redev. Agcy., Tax Allocation Rev., 5.65%
                            and 5.75%, 2013 and 2017                                     7,165         6,631
                          ---------------------------------------------------------------------------------------
                          Clark County School District, Gen. Oblg., 5.90% to 6.00%,
                            2012 through 2015                                           44,885        45,852
                          ---------------------------------------------------------------------------------------
                          Colorado River Commission, Gen. Oblg., 5.30%, 2024             5,000         4,706
                          ---------------------------------------------------------------------------------------
                          Henderson, Healthcare Facilities Rev., 5.00%, 2020             6,915         6,276
                          ---------------------------------------------------------------------------------------
                          Humboldt County, Pollution Control, Idaho Power Company,
                            Rev., 8.30%, 2014                                            9,650        11,297
                          --------------------------------------------------------------------------------------
                                                                                                      74,762
-----------------------------------------------------------------------------------------------------------------
INDIANA--2.2%             Health Facility Financing Auth., Fayette Memorial
                            Hospital, Rev., 7.20%, 2022                                  1,800         1,822
                          ---------------------------------------------------------------------------------------
                          Indianapolis Airport Auth.:
                            Local Public Improvement Bond, Transportation Rev.,
                              6.60% and 6.75%, 2007 and 2014                            14,000        15,599
                            Maintenance Center Proj., Rev., 6.50%, 2031                 21,100        21,040
                          ---------------------------------------------------------------------------------------
                          Office Building Correctional Facilities, Rev. 5.50%, 2020     10,500        10,102
                          ---------------------------------------------------------------------------------------
                          Transportation Financing Auth., Highway Rev., 5.75% and
                            7.25%, 2012 and 2015                                         7,000         7,792
                          ---------------------------------------------------------------------------------------
                          Trustees of Purdue University, Student Fees, Rev., 6.75%
                            and 6.70%, 2009 and 2015                                    14,500        15,826
                          --------------------------------------------------------------------------------------
                                                                                                      72,181
-----------------------------------------------------------------------------------------------------------------
MINNESOTA--1.5%           City of Minneapolis, Housing Redev. Auth. Health Care
                            System, Rev., 4.75%, 2018                                   36,200        31,596
                          ---------------------------------------------------------------------------------------
                          City of St. Louis Park, Methodist Hospital Proj., Rev.,
                            7.25%, 2015                                                  6,650         7,369
                          ---------------------------------------------------------------------------------------
                          Housing Finance Agcy., Single Family Mortgage Bonds,
                            Rev., 7.90%, 2019                                            5,710         5,970
                          ---------------------------------------------------------------------------------------
                          Western Minnesota Municipal Power Agency, Rev., 5.50%,
                            2011 and 2012                                                6,285         6,255
                          --------------------------------------------------------------------------------------
                                                                                                      51,190

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%             Birmingham-Jefferson Civic Center Auth., Capital Outlay,
                            Special Tax Rev., 7.40%, 2008                             $ 12,000    $   12,893
                          ---------------------------------------------------------------------------------------
                          City of Mobile, Mobile Energy Services, Industrial Dev.
                            Board, Rev., 6.95%, 2020                                    22,000        23,235
                          ---------------------------------------------------------------------------------------
                          Hoover, Gen. Oblg., 4.50%, 2013                                8,545         7,432
                          ---------------------------------------------------------------------------------------
                          University of South Alabama, Hospital and Auxiliary Rev.,
                            4.75%, 2010                                                  4,000         3,663
                          ---------------------------------------------------------------------------------------
                                                                                                      47,223
-----------------------------------------------------------------------------------------------------------------
WASHINGTON--1.2%          Public Power Supply System:
                            Nuclear Proj. #1, Rev., 5.75%, 2010 and 2011                15,000        15,030
                            Nuclear Proj. #3, Rev., 5.375%, 2015                        21,410        20,388
                          ---------------------------------------------------------------------------------------
                          Snohomish County, Gen. Oblg., 5.70%, 2012                      5,140         5,241
                          ---------------------------------------------------------------------------------------
                                                                                                      40,659
-----------------------------------------------------------------------------------------------------------------
ARKANSAS--1.2%            Jonesboro Residential Housing & Health Care Facilities
                            Board, Rev., 5.80%, 2012                                     4,025         4,093
                          ---------------------------------------------------------------------------------------
                          North Little Rock, Electric System, Rev., 6.50%, 2010 and
                            2015                                                        31,830        35,301
                          ---------------------------------------------------------------------------------------
                                                                                                      39,394
-----------------------------------------------------------------------------------------------------------------
NEBRASKA--1.0%            Investment Finance Auth., Rev., 6.70%, 2026                    3,520         3,640
                          ---------------------------------------------------------------------------------------
                          Omaha, Public Power District Electric System, Rev., 5.50%
                            and 6.20%, 2014 and 2017                                    12,850        13,320
                          ---------------------------------------------------------------------------------------
                          Public Power District, Rev., 5.50%, 2013                      11,455        11,375
                          ---------------------------------------------------------------------------------------
                          Scotts Bluff County, Hospital Auth., West Medical Proj.
                            Center, Rev., 6.45%, 2004                                    4,535         4,855
                          ---------------------------------------------------------------------------------------
                                                                                                      33,190
-----------------------------------------------------------------------------------------------------------------
TENNESSEE--1.0%           Housing Dev. Agcy., Mortgage Finance Program, Rev., 7.05%
                            and 7.125%, 2020 and 2026                                   25,980        26,935
                          ---------------------------------------------------------------------------------------
                          Metropolitan Nashville Airport Auth., Airport
                            Improvement, Rev., 6.60%, 2015                               5,250         5,657
                          ---------------------------------------------------------------------------------------
                                                                                                      32,592
-----------------------------------------------------------------------------------------------------------------
STATES LESS THAN          D.C., Gen. Oblg., 6.30%, 2010                                  4,500         4,660
ONE PERCENT--10.4%
                          ---------------------------------------------------------------------------------------
                          D.C., Georgetown University, Rev., 8.25%, 2018                11,410        12,258
                          ---------------------------------------------------------------------------------------
                          D.C., Metropolitan Washington Airports Auth., Airport
                            System Rev., 7.60%, 2014                                     3,000         3,277
                          ---------------------------------------------------------------------------------------
                          D.C., Redevelopment Land Agcy., Sports Arena Special Tax,
                            Rev., 5.625%, 2010                                           9,850         9,528
                          ---------------------------------------------------------------------------------------
                          KY, Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                            7.625%, 2011                                                 2,000         2,156
                          ---------------------------------------------------------------------------------------
                          KY, Hopkins County, The Trover Clinic Foundation, Rev.,
                            6.625%, 2011                                                 4,000         4,316
                          ---------------------------------------------------------------------------------------
                          KY, Kenton County Airport Board, Greater Cincinnati
                            International Airport, Rev., 7.125% and 8.25%, 2015 and
                            2021                                                        19,585        20,625
                          ---------------------------------------------------------------------------------------
                          KY, Trimble County, Louisville Gas & Electric Company,
                            Rev., 7.75%, 2019                                            1,840         1,941
                          ---------------------------------------------------------------------------------------
                          KY, Turnpike Auth., Toll Road, Rev., 8.50%, 2004                 780           799
                          ---------------------------------------------------------------------------------------
                          AZ, City of Phoenix:
                            Gen. Oblg., 6.375%, 2013                                     7,400         7,873
                            Streets and Highway User, Rev., 6.25%, 2011                 10,000        10,561
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          AZ, Cocinino County, Industrial Dev. Auth., Health Care
                            Institution, The Guidance Center, Inc. Proj., Rev.,
                            9.25%, 2011                                               $    905    $      999
                          ---------------------------------------------------------------------------------------
                          AZ, Health Facilities Auth., Hospital System, Phoenix
                            Baptist Hospital and Medical Center, Inc. and Medical
                            Environments, Inc., Rev., 6.25%, 2011                        1,400         1,470
                          ---------------------------------------------------------------------------------------
                          AZ, Salt River Proj., Rev., 6.25%, 2019                        8,000         8,317
                          ---------------------------------------------------------------------------------------
                          VA, Louden County Sanitation Auth., Water & Sewer Rev.,
                            5.25%, 2026                                                  3,000         2,815
                          ---------------------------------------------------------------------------------------
                          VA, Chesapeake Public School, Rev., 5.40%, 2009                5,750         5,767
                          ---------------------------------------------------------------------------------------
                          VA, Richmond, Gen. Oblg., 5.00%, 2021                         12,325        11,219
                          ---------------------------------------------------------------------------------------
                          VA, Riverside Regional Jail Facility, Rev., 5.875%, 2014       6,985         7,129
                          ---------------------------------------------------------------------------------------
                          NM, Albuquerque:
                            Health Care, Ltd. Proj., Rev., 9.75%, 2014                   1,405         1,510
                            Southwest Community Health Services, Rev., 10.00%, 2003        900         1,145
                          ---------------------------------------------------------------------------------------
                          NM, Los Alamos County, Utility System, Rev., 6.10%, 2010       4,400         4,578
                          ---------------------------------------------------------------------------------------
                          NM, Rio Rancho Water & Wastewater System, Rev., 6.00%,
                            2022                                                        12,475        12,661
                          ---------------------------------------------------------------------------------------
                          NM, Socorro Hospital System, Southwest Community Health
                            Services, Rev., 10.00%, 2003                                 1,370         1,756
                          ---------------------------------------------------------------------------------------
                          NM, Truth or Consequences, Nursing Home Improvement,
                            Sierra Health Care, Inc., Rev., 9.75%, 2014                    940         1,010
                          ---------------------------------------------------------------------------------------
                          OR, Portland International Airport, Rev., 5.625%, 2015
                            through 2026                                                18,965        18,477
                          ---------------------------------------------------------------------------------------
                          SC, Charleston County, Public Facilities Corp.,
                            Certificates of Participation, Rev., 6.875% and 7.00%,
                            2014 and 2019                                                  355           394
                          ---------------------------------------------------------------------------------------
                          SC, Darlington County, Carolina Power & Light Company
                            Proj., Pollution Control, Rev., 6.60%, 2010                  7,500         8,138
                          ---------------------------------------------------------------------------------------
                          SC, Grand Strand, Water and Sewer, Rev., 6.375%, 2012          5,000         5,491
                          ---------------------------------------------------------------------------------------
                          SC, Santee Cooper, Public Service Auth., Rev., 6.25%,
                            2022                                                         7,000         7,360
                          ---------------------------------------------------------------------------------------
                          UT, Davis County Solid Waste Management & Energy
                            Recovery, Special Service District, Rev., 6.125%, 2009       6,200         6,034
                          ---------------------------------------------------------------------------------------
                          UT, Housing Finance Agcy., Single Family Mortgage Rev.,
                            8.625%, 2019                                                   755           784
                          ---------------------------------------------------------------------------------------
                          UT, Intermountain Power Agcy., Power Supply System, Rev.,
                            5.00% and 7.50%, 2021                                       14,770        14,070
                          ---------------------------------------------------------------------------------------
                          UT, West Valley City, Salt Lake County Excise Tax, Rev.,
                            10.625%, 2004                                                  925         1,146
                          ---------------------------------------------------------------------------------------
                          LA, East Baton Rouge Parish, Sales & Use Tax Rev., 5.50%,
                            2021                                                         4,820         4,684
                          ---------------------------------------------------------------------------------------
                          LA, Parish School Board of the Parish of Jefferson, Sales
                            Tax, Gen. Oblg., 6.25%, 2008                                11,000        11,712
                          ---------------------------------------------------------------------------------------
                          AK, Energy Auth., Bradley Lake Hydroelectric Power, Rev.,
                            7.25%, 2016                                                  4,675         5,095
                          ---------------------------------------------------------------------------------------
                          AK, Municipality of Anchorage, Municipal Light and Power,
                            Electric Rev., 5.50% and 6.50%, 2015                         9,000         9,413
                          ---------------------------------------------------------------------------------------
                          AK, North Slope Borough, Gen. Oblg., 13.00%, 1998                635           709
                          ---------------------------------------------------------------------------------------
                          IA, Finance Auth.:
                            GNMA Mortgage-Backed Securities Program, Single Family
                              Mortgage Rev., 7.90%, 2022                                 2,435         2,558
                            Trinity Regional Hospital Proj., Rev., 7.00%, 2022          12,000        12,594
                          ---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
                          NC, Durham County, 1991 Jail Facilities and Computer
                            Equipment Financing Proj., Rev., 6.625%, 2014             $  5,500    $    5,786
                          ---------------------------------------------------------------------------------------
                          NC, Eastern Municipal Power Agcy, Power System, Rev.,
                            5.125%, 2012                                                 9,380         8,895
                          ---------------------------------------------------------------------------------------
                          HI, Department of Budget and Finance, Special Purpose
                            Rev., 6.25%, 2021                                            6,000         6,163
                          ---------------------------------------------------------------------------------------
                          HI, Gen. Oblg., 5.75%, 2010                                    5,000         5,133
                          ---------------------------------------------------------------------------------------
                          OK, Valley View Hospital Auth., Rev., 5.75% and 6.00%,
                            2006 and 2014                                                7,040         6,778
                          ---------------------------------------------------------------------------------------
                          OK, Woodward Municipal Auth., Hospital Rev., 6.45%, 2014       2,070         2,065
                          ---------------------------------------------------------------------------------------
                          MT, Montana State University Higher Education Facilities
                            Auth., Rev., 5.375%, 2021                                    7,875         7,550
                          ---------------------------------------------------------------------------------------
                          CT, Dev. Auth., Pierce Memorial Baptist Home, Rev.,
                            9.25%, 2018                                                  1,140         1,256
                          ---------------------------------------------------------------------------------------
                          CT, Transportation Infrastructure Purposes, Special Tax
                            Obligation, Rev., 6.10%, 2012                                5,450         5,704
                          ---------------------------------------------------------------------------------------
                          NH, Higher Education and Health Facilities Auth.,
                            Havenwood-Heritage Heights Issue, Rev., 7.35% and
                            7.45%, 2018 and 2025                                         6,500         6,522
                          ---------------------------------------------------------------------------------------
                          DE, Delaware River & Bay Auth., Rev., 5.25%, 2026              5,200         4,914
                          ---------------------------------------------------------------------------------------
                          WI, Health and Education Facilities Auth., Wausau
                            Hospitals, Inc., Proj., Rev., 6.625%, 2011                   3,000         3,215
                          ---------------------------------------------------------------------------------------
                          ME, Health and Higher Education Facilities Auth., Rev.,
                            7.10%, 2014                                                  2,750         3,127
                          ---------------------------------------------------------------------------------------
                          WY, Community Dev. Auth., Single Family Mortgage Rev.,
                            7.875% and 8.125%, 2017 and 2021                             1,925         1,997
                          ---------------------------------------------------------------------------------------
                          ND, Housing Finance Agcy., Single Family Mortgage
                            Program, Rev., 8.05%, 2024                                   1,065         1,103
                          ---------------------------------------------------------------------------------------
                          P.R., Commonwealth Highway and Transportation Auth.,
                            Rev., 6.25%, 2016                                           11,400        12,414
                          ---------------------------------------------------------------------------------------
                          P.R., Electrical Power Auth. Rev., 6.50%, 2006                 2,300         2,572
                          ---------------------------------------------------------------------------------------
                          P.R., Industrial, Tourist Educational, Medical, and
                            Environmental, Rev., 6.50%, 2026                             9,190         9,153
                          ---------------------------------------------------------------------------------------
                          V.I., Public Finance Auth., Rev., 7.25%, 2018                  3,000         3,209
                          ---------------------------------------------------------------------------------------
                                                                                                     344,585
                          ---------------------------------------------------------------------------------------
                          TOTAL OTHER MUNICIPAL OBLIGATIONS--88.7%                                 2,945,772
                          ---------------------------------------------------------------------------------------
                          TOTAL MUNICIPAL OBLIGATIONS--98.0%
                          (Cost: $3,095,345)                                                       3,255,501
                           --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET              Yield--3.9% to 4.1%
INSTRUMENTS--2.1%
                          Due--November 1996
                          (Cost: $69,100)                                               69,100        69,100
                          ---------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS--100.1%
                          (Cost: $3,164,445)                                                       3,324,601
                          ---------------------------------------------------------------------------------------
                          LIABILITIES, LESS CASH AND OTHER ASSETS--(.1%)                              (3,055)
                          ---------------------------------------------------------------------------------------
                          NET ASSETS--100%                                                        $3,321,546
                          ---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $3,164,445,000 for federal income tax purposes at September 30, 1996, the gross unrealized appreciation was $166,598,000, the gross unrealized depreciation was $6,442,000 and the net unrealized appreciation on investments was $160,156,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

Portfolio of Investments at September 30, 1996
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
 ISSUER                                                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND
  INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
                         Dormitory Auth., NY, State University Educational Facilities,
                           Rev., 7.25%, to be called 05-15-00 @ 102                         $145    $   161
                         ---------------------------------------------------------------------------------------
                         Local Government Assistance Corp., NY, Rev., 7.00%,
                           to be called 04-01-01 @ 102                                       100        111
                         ---------------------------------------------------------------------------------------
                         Richmond, VA, Gen. Oblg., 6.875%, to be called 01-15-00 @ 102       100        109
                         ---------------------------------------------------------------------------------------
                         Arlington County, VA, Industrial Dev. Auth., Arlington Hospital,
                           Rev., 7.125%, to be called 09-01-01 @ 102                          90        101
                         ---------------------------------------------------------------------------------------
                         Philadelphia, PA, Gas Works Rev., 7.70%, to be called 06-15-01 @
                           102                                                               120        137
                         ---------------------------------------------------------------------------------------
                         Bay Transportation Auth., MA, Rev., 7.625%, to be called
                           03-01-00 @ 102                                                    115        128
                         --------------------------------------------------------------------------------------
                         TOTAL ADVANCED REFUNDED OBLIGATIONS--3.4%                                      747
----------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL
OBLIGATIONS
----------------------------------------------------------------------------------------------------------------
FLORIDA--7.9%            Broward County School District, Gen. Oblg., 6.00%, 2004              70         75
                         ---------------------------------------------------------------------------------------
                         Department of Natural Resources, Preservation 2000,
                           Rev., 6.20%, 1999                                                  80         84
                         ---------------------------------------------------------------------------------------
                         Hillsborough County Aviation Auth., Tampa International Airport,
                           Rev., 6.90%, 2011                                                   5          5
                         ---------------------------------------------------------------------------------------
                         Lakeland Electric & Water, Rev., 6.50%, 2007                        500        557
                         ---------------------------------------------------------------------------------------
                         Miami Beach, Redev. Agcy. Tax, Incremental Rev.,
                           5.625%, 2009                                                      250        242
                         ---------------------------------------------------------------------------------------
                         North Broward Hospital District, Rev., 6.125%, 2003                 285        304
                         ---------------------------------------------------------------------------------------
                         State Board of Education, Gen. Oblg., 7.00%, 2005                   400        456
                         --------------------------------------------------------------------------------------
                                                                                                      1,723
----------------------------------------------------------------------------------------------------------------
OHIO--7.2%               Cleveland Water Works Systems, Rev., 6.125%, 2003                   450        481
                         ---------------------------------------------------------------------------------------
                         Lake County Detention Center, Gen. Oblg., 6.75%, 2005               500        564
                         ---------------------------------------------------------------------------------------
                         State Turnpike, Rev., 6.00%, 2005                                   500        533
                         ---------------------------------------------------------------------------------------
                         Water Dev. Auth., Pure Water Improvement Proj., Rev., 5.75%,
                           2003                                                                5          5
                         --------------------------------------------------------------------------------------
                                                                                                      1,583
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.9%         Duarte, City of Hope National Medical Center, Certificates of
                           Participation, Rev., 6.00%, 2008                                  325        326
                         ---------------------------------------------------------------------------------------
                         Foothill/Eastern Transit Corridor Agcy., Tollroad Rev., 6.00%,
                           2016                                                              350        346
                         ---------------------------------------------------------------------------------------
                         Fresno, Water System, Water Remediation Proj., Rev., 7.50%, 2004    160        187
                         ---------------------------------------------------------------------------------------
                         Los Angeles, Dept. of Airports, Rev., 6.50%, 2004                   400        441
                         ---------------------------------------------------------------------------------------
                         Sacramento Congeneration Auth., Procter & Gamble Proj.,
                           Rev., 7.00%, 2004                                                 200        216
                         --------------------------------------------------------------------------------------
                                                                                                      1,516

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--6.6%       Allegheny County Hospital Dev. Auth., Magee Women's Hospital,
                           Rev., 6.25%, 2008                                                $300    $   316
                         ---------------------------------------------------------------------------------------
                         Columbia County Industrial Dev. Auth., First Mortgage,
                           Rev., 9.00%, 2014                                                 300        319
                         ---------------------------------------------------------------------------------------
                         Intergovernmental Cooperation Auth., City of Philadelphia
                           Funding Program, Rev., 6.00%, 2002                                285        303
                         ---------------------------------------------------------------------------------------
                         McKean County Hospital Auth., Bradford Hospital Proj., Rev.,
                           5.375%, 2003                                                      350        343
                         ---------------------------------------------------------------------------------------
                         Philadelphia, Gas Works Rev., 6.25%, 2008                           150        154
                         --------------------------------------------------------------------------------------
                                                                                                      1,435
----------------------------------------------------------------------------------------------------------------
MICHIGAN--6.4%           Detroit, Gen. Oblg., 6.70%, 2010                                    300        309
                         ---------------------------------------------------------------------------------------
                         Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004                175        189
                         ---------------------------------------------------------------------------------------
                         Macomb County, Chippewa Valley Schools, Gen. Oblg., 7.00%, 2001     350        384
                         ---------------------------------------------------------------------------------------
                         State Building Auth., Rev., 6.25% and 6.50%, 2000 and 2004          165        181
                         ---------------------------------------------------------------------------------------
                         State Hospital Finance Auth., Gratiot Community Hospital,
                           Rev., 6.10%, 2007                                                 350        348
                         --------------------------------------------------------------------------------------
                                                                                                      1,411
----------------------------------------------------------------------------------------------------------------
ARIZONA--5.6%
                         Phoenix Civic Improvement Corp., Water System Rev., 6.375%, 2005    495        544
                         ---------------------------------------------------------------------------------------
                         Salt River Proj., Rev., 6.25%, 2019                                 500        520
                         ---------------------------------------------------------------------------------------
                         State University Board of Regents, Rev., 6.50%, 2001                 85         92
                         ---------------------------------------------------------------------------------------
                         Transportation Board, Highway Rev., 6.10%, 2002                      70         75
                         --------------------------------------------------------------------------------------
                                                                                                      1,231
----------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.4%         Middlesex County Utility Auth., Solid Waste System,
                           Rev., 6.10%, 2001                                                 300        321
                         ---------------------------------------------------------------------------------------
                         Passaic Valley Sewer System, Rev., 5.70%, 2002                      500        526
                         ---------------------------------------------------------------------------------------
                         Wastewater Treatment Trust, Rev., 6.50%, 2003                       300        330
                         --------------------------------------------------------------------------------------
                                                                                                      1,177
----------------------------------------------------------------------------------------------------------------
WASHINGTON--5.3%         King County School District, Mercer Island, Gen. Oblg.,
                           6.50%, 2006                                                       500        554
                         ---------------------------------------------------------------------------------------
                         State Public Power Supply System, Nuclear Project #1,
                           Rev., 6.00%, 2006                                                 500        525
                         ---------------------------------------------------------------------------------------
                         Tacoma, Electric System, Rev., 5.80%, 2004                           70         73
                         --------------------------------------------------------------------------------------
                                                                                                      1,152
----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--4.9%     Horry County School District, Gen. Oblg., 7.00%, 2002               500        554
                         ---------------------------------------------------------------------------------------
                         York County School District, Gen. Oblg., 7.00%, 2004                460        513
                         --------------------------------------------------------------------------------------
                                                                                                      1,067
----------------------------------------------------------------------------------------------------------------
NEW YORK--4.1%           Dormitory Auth:
                           City University Construction, Rev., 5.40%, 2002                   100        103
                           College and University Education Loan, Rev., 5.70%, 2007          250        255
                         ---------------------------------------------------------------------------------------
                         New York City:
                           Gen. Oblg., 5.75% and 6.50%, 2003 and 2002                        200        206
                           Industrial Dev. Auth., USTA National Tennis Center Inc. Proj.,
                             Rev., 6.10%, 2004                                               200        216
                         ---------------------------------------------------------------------------------------
                         Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004             100        109
                         --------------------------------------------------------------------------------------
                                                                                                        889

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
TEXAS--4.1%              Austin Airport System, Prior Lien, Rev., 6.10%, 2011               $400    $   413
                         ---------------------------------------------------------------------------------------
                         Fort Worth, Water and Sewer Rev., 5.90%, 2001                        80         84
                         ---------------------------------------------------------------------------------------
                         Houston Higher Education Finance Corp., University of St.
                           Thomas, Rev., 7.25%, 2007                                         100        107
                         ---------------------------------------------------------------------------------------
                         Public Finance Auth., Building Rev., 5.875%, 2002                   210        222
                         ---------------------------------------------------------------------------------------
                         Trinity River Auth., Ten Mile Creek System, Rev., 5.50%, 2002        70         73
                         --------------------------------------------------------------------------------------
                                                                                                        899
----------------------------------------------------------------------------------------------------------------
NEVADA--3.3%             Clark County:
                           Motor Vehicle Fuel Tax Rev., 5.625%, 2002                          70         73
                           School District, Gen. Oblg., 6.00%, 2003                          365        388
                         ---------------------------------------------------------------------------------------
                         State, Gen. Oblg., 5.90%, 2001                                      250        263
                         --------------------------------------------------------------------------------------
                                                                                                        724
----------------------------------------------------------------------------------------------------------------
HAWAII--3.0%             Dept. of Budget and Finance, Special Purpose Rev., 5.50%, 2005      500        502
                         ---------------------------------------------------------------------------------------
                         State, Gen. Oblg., 7.25%, 2000                                      145        160
                         --------------------------------------------------------------------------------------
                                                                                                        662
----------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.8%           Muskogee County, Gen. Oblg., 6.00%, 2001                             10         11
                         ---------------------------------------------------------------------------------------
                         Valley View Hospital Auth., Rev., 5.75%, 2006                       350        340
                         ---------------------------------------------------------------------------------------
                         Woodward Municipal Auth. Hospital Rev., 5.60%, 2004                 270        264
                         --------------------------------------------------------------------------------------
                                                                                                        615
----------------------------------------------------------------------------------------------------------------
PUERTO RICO--2.7%        Bank and Finance Agcy., Affordable Housing, Single Family
                           Mortgage Rev., 5.90%, 2010                                        250        255
                         ---------------------------------------------------------------------------------------
                         Electric Power Auth., Rev., 6.50%, 2006                             300        335
                         --------------------------------------------------------------------------------------
                                                                                                        590
----------------------------------------------------------------------------------------------------------------
INDIANA--2.5%            Educational Facilities Auth., University of Evansville Proj.,
                           Rev., 5.65%, 2011                                                 225        216
                         ---------------------------------------------------------------------------------------
                         Johnson County Hospital Association, Rev., 6.50%, 2002              300        325
                         --------------------------------------------------------------------------------------
                                                                                                        541
----------------------------------------------------------------------------------------------------------------
ILLINOIS--2.1%           Health Facilities Auth., Franciscan Sisters Health Care Corp.
                           Proj., Rev., 6.25%, 2002                                          350        374
                         ---------------------------------------------------------------------------------------
                         McHenry and Lake County School District Number 15, Certificates
                           of Participation, Rev., 6.125%, 2003                               85         92
                         --------------------------------------------------------------------------------------
                                                                                                        466
----------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%           Lexington-Fayette Urban County, University of Kentucky Alumni
                           Association, Commonwealth Library Proj., Rev., 6.50%, 2009        300        325
                         ---------------------------------------------------------------------------------------
                         University of Kentucky, Consolidated Educational Building, Rev.,
                           6.00%, 1999                                                        70         73
                         --------------------------------------------------------------------------------------
                                                                                                        398
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.6%      Bay Transit Auth., Rev., 6.50%, 2004                                  5          5
                         ---------------------------------------------------------------------------------------
                         Commonwealth, Gen. Oblg., 7.00%, 2007                               275        302
                         ---------------------------------------------------------------------------------------
                         Water Pollution Abatement Trust, SESD Loan Program, Rev., 6.20%,
                           2010                                                               45         47
                         --------------------------------------------------------------------------------------
                                                                                                        354

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
COLORADO--1.5%           Arapahoe County, Capital Improvement, Highway Rev., 6.90%, 2015    $300    $   319
----------------------------------------------------------------------------------------------------------------
LOUISIANA--1.5%          State, Gen. Oblg., 7.00%, 2001                                      300        329
----------------------------------------------------------------------------------------------------------------
ARKANSAS--1.5%           North Little Rock, Electric System, Rev., 6.00% and 6.15%,
                           2001 and 2003                                                     295        318
----------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%           State Health & Education Facilities Auth., Lake of the Ozarks,
                           General Hospital Rev., 6.00%, 2006                                300        302
----------------------------------------------------------------------------------------------------------------
DISTRICT OF              Redev. Land Agency, Sports Arena Special Tax, Rev., 5.625%, 2010    300        290
COLUMBIA--1.3%
----------------------------------------------------------------------------------------------------------------
MAINE--1.3%              Health and Higher Education Facilities Auth., Rev., 6.30% and
                           6.50%, 2004 and 2006                                              260        282
----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.0%      Higher Education and Health Facilities Auth., Havenwood-Heritage
                           Heights Issue, Rev., 7.10%, 2006                                  250        251
----------------------------------------------------------------------------------------------------------------
STATES LESS THAN         GA, Atlanta International Airport, Rev., 6.50%, 2013                 70         74
ONE PERCENT--1.3%
                         ---------------------------------------------------------------------------------------
                         GA, Municipal Electric Power Auth., Rev., 6.00%, 2000                70         73
                         ---------------------------------------------------------------------------------------
                         MD, Howard County, Consolidated Public Improvement,
                           Gen. Oblg., 6.90%, 1999                                            70         75
                         ---------------------------------------------------------------------------------------
                         NE, Public Power District, Nuclear Facility, Rev., 5.70%, 2004       50         52
                         ---------------------------------------------------------------------------------------
                         CT, State, Gen. Oblg., 5.95%, 2000                                    5          5
                         ---------------------------------------------------------------------------------------
                                                                                                        279
                         ---------------------------------------------------------------------------------------
                         TOTAL OTHER MUNICIPAL OBLIGATIONS--95.0%                                    20,803
                         ---------------------------------------------------------------------------------------
                         TOTAL MUNICIPAL OBLIGATIONS--98.4%
                         (Cost: $20,921)                                                             21,550
                         ---------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MONEY MARKET             Yield--4.05%
INSTRUMENT--2.3%         Due--November 1996
                         (Cost: $500)                                                        500        500
                         ---------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS--100.7%
                         (Cost: $21,421)                                                             22,050
                         ---------------------------------------------------------------------------------------
                         LIABILITIES, LESS CASH AND OTHER ASSETS--(.7%)                                (149)
                         ---------------------------------------------------------------------------------------
                         NET ASSETS--100%                                                           $21,901
                         ---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $21,421,000 for federal income tax purposes at September 30, 1996, the gross unrealized appreciation was $646,000, the gross unrealized depreciation was $17,000, and the net unrealized appreciation on investments was $629,000.

See accompanying Notes to Financial statements.

REPORT OF INDEPENDENT AUDITORS



THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period ended September 30, 1996 for the Kemper Municipal Bond Fund and for the year ended September 30, 1996 and for the period November 1, 1994 (commencements of operations) to September 30, 1995 for the Kemper Intermediate Municipal Bond Fund, and the financial highlights for the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
(IN THOUSANDS)

                                                                                                   INTERMEDIATE
                                                                                     MUNICIPAL      MUNICIPAL
                                                                                        FUND           FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $3,164,445 and $21,421)                                                       $3,324,601       22,050
---------------------------------------------------------------------------------------------------------------
Cash                                                                                        457           13
---------------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                          977           50
---------------------------------------------------------------------------------------------------------------
  Investments sold                                                                       37,129        1,502
---------------------------------------------------------------------------------------------------------------
  Interest                                                                               55,636          378
---------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                      3,418,800       23,993
---------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
---------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                               3,468           30
---------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                    7,511          200
---------------------------------------------------------------------------------------------------------------
  Investments purchased                                                                  84,232        1,839
---------------------------------------------------------------------------------------------------------------
  Management fee                                                                          1,145            9
---------------------------------------------------------------------------------------------------------------
  Administrative services fee                                                               403            4
---------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                  29            3
---------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                    245            1
---------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                  221            6
---------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                    97,254        2,092
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $3,321,546       21,901
---------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                      $3,163,558       21,322
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (2,168)         (50)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                              160,156          629
---------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                          $3,321,546       21,901
---------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                                        $3,274,349       16,869
---------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                    321,713        1,677
---------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets divided by shares outstanding)                                             $10.18        10.06
---------------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                                                $10.66        10.34
---------------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                                           $43,313        4,333
---------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                      4,266          431
---------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets divided by shares outstanding)                                             $10.15        10.06
---------------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                                            $3,583          699
---------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                        352           69
---------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets divided by shares outstanding)                                             $10.18        10.06
---------------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                                              $301           --
---------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                         30           --
---------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets divided by shares outstanding)                                             $10.18           --
---------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS



STATEMENT OF OPERATIONS
Year ended September 30, 1996
(IN THOUSANDS)

                                                                                              INTERMEDIATE
                                                                                 MUNICIPAL     MUNICIPAL
                                                                                   FUND           FUND
----------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest income                                                                   $207,191           1,024
----------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                    14,261             104
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                                        5,279              41
----------------------------------------------------------------------------------------------------------
  Distribution services fee                                                            305              33
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             2,602              15
----------------------------------------------------------------------------------------------------------
  Professional fees                                                                    109               2
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                              446               3
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                             138              33
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                            23,140             231
----------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                                 --              22
----------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                                             23,140             209
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              184,051             815
----------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investments (including options
  purchased)                                                                        24,750            (25)
----------------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                                       (2,763)            (1)
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                                                        21,987            (26)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                              (2,598)           (82)
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      19,389           (108)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $203,440             707
----------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                 MUNICIPAL FUND               INTERMEDIATE MUNICIPAL FUND
                                          -----------------------------    ----------------------------------
                                                                            YEAR ENDED        NOVEMBER 1,
                                            YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30,   1994 TO SEPTEMBER
                                              1996            1995             1996             30, 1995
-------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
 Net investment income                     $   184,051        199,128             815               509
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                      21,987         (5,853)            (26)              110
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized
  appreciation/depreciation                     (2,598)       178,553             (82)              711
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                     203,440        371,828             707             1,330
-------------------------------------------------------------------------------------------------------------
  Distribution from net investment income     (184,051)      (199,128)           (815)             (509)
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain           (8,498)       (12,759)           (134)               --
-------------------------------------------------------------------------------------------------------------
Total dividends to shareholders               (192,549)      (211,887)           (949)             (509)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                  (199,993)      (366,290)          5,974            15,248
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (189,102)      (206,349)          5,732            16,069
-------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                          3,510,648      3,716,997          16,169               100
-------------------------------------------------------------------------------------------------------------
END OF PERIOD                              $ 3,321,546      3,510,648          21,901            16,169
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUNDS The Kemper National Tax-Free Income Series (the Trust) is an open-end, management investment company comprised of Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Municipal Bond Fund (Intermediate Municipal Fund). The Intermediate Municipal Fund began offering shares on November 1, 1994. The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B and Class C

NOTES TO FINANCIAL STATEMENTS

                             shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with ZKI. The Municipal Fund pays a fee at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $14,261,000 for the year ended September 30, 1996.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The management fee for the Intermediate Municipal Fund was waived and absorbed by ZKI from inception, November 1, 1994, until April 30, 1995. Thereafter the management fee was gradually reinstated through April 30, 1996. For the year ended September 30, 1996, the Intermediate Municipal Fund paid a management fee of $82,000 after the waiver.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of the Trust's Class A shares are as follows:

                                                                                         COMMISSIONS
                                                                                       ALLOWED BY KDI
                                                               COMMISSIONS      -----------------------------
                                                             RETAINED BY KDI    TO ALL FIRMS    TO AFFILIATES
                                                             ---------------    ------------    -------------
                             Year ended September 30, 1996      $ 360,000         2,003,000        144,000

                             For services under the distribution services agreement, the Trust pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the

NOTES TO FINANCIAL STATEMENTS

                             sale of such shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                            COMMISSIONS AND
                                                                  DISTRIBUTION             DISTRIBUTION FEES
                                                                      FEES                    PAID BY KDI
                                                                    AND CDSC         ------------------------------
                                                                 RECEIVED BY KDI     TO ALL FIRMS     TO AFFILIATES
                                                                 ---------------     ------------     -------------
                             Year ended September 30, 1996          $ 435,000           843,000           36,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                        ASF PAID BY KDI
                                                               ASF PAID BY THE   -----------------------------
                                                                TRUST TO KDI     TO ALL FIRMS    TO AFFILIATES
                                                               ---------------   -------------   -------------
                             Year ended September 30, 1996       $ 5,320,000       5,350,000         199,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $1,768,000 for the year ended September 30, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. During the year ended September 30, 1996, the Trust made no direct payments to its officers and incurred trustees' fees of $65,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1996, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                        INTERMEDIATE
                                                                    MUNICIPAL FUND     MUNICIPAL FUND
                                                                    --------------     --------------
                            Purchases                                 $3,247,600           20,788
                            Proceeds from sales                        3,314,802           14,639

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS          The following tables summarize the activity
                           in capital shares of the Funds
                           (in thousands):
                           --------------
                           MUNICIPAL FUND
                           --------------

                                                                 YEAR ENDED                        YEAR ENDED
                                                             SEPTEMBER 30, 1996                SEPTEMBER 30, 1995
                                                           -----------------------           -----------------------
                                                           SHARES         AMOUNT             SHARES         AMOUNT
                                      ------------------------------------------------------------------------------
                                       SHARES SOLD
                                      ------------------------------------------------------------------------------
                                       Class A              18,784       $ 193,179            22,333       $ 219,677
                                      ------------------------------------------------------------------------------
                                       Class B               2,551          26,035             3,144          30,627
                                      ------------------------------------------------------------------------------
                                       Class C                 313           3,200               122           1,214
                                      ------------------------------------------------------------------------------
                                       Class I                  30             300                --              --
                                      ------------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                      ------------------------------------------------------------------------------
                                       Class A              11,427         117,176            13,788         134,811
                                      ------------------------------------------------------------------------------
                                       Class B                 120           1,229                89             878
                                      ------------------------------------------------------------------------------
                                       Class C                  10             104                 4              39
                                      ------------------------------------------------------------------------------
                                       Class I                  --              --                --              --
                                      ------------------------------------------------------------------------------
                                       SHARES REDEEMED
                                      ------------------------------------------------------------------------------
                                       Class A             (50,863)       (521,777)          (76,431)       (744,574)
                                      ------------------------------------------------------------------------------
                                       Class B              (1,767)        (18,134)             (861)         (8,415)
                                      ------------------------------------------------------------------------------
                                       Class C                (128)         (1,305)              (56)           (547)
                                      ------------------------------------------------------------------------------
                                       Class I                  --              --                --              --
                                      ------------------------------------------------------------------------------
                                       CONVERSION OF SHARES
                                      ------------------------------------------------------------------------------
                                       Class A                  67             687                68             666
                                      ------------------------------------------------------------------------------
                                       Class B                 (67)           (687)              (68)           (666)
                                      ------------------------------------------------------------------------------
                                       NET DECREASE FROM
                                       CAPITAL SHARE TRANSACTIONS        $(199,993)                        $(366,290)
                                      ------------------------------------------------------------------------------
                                      ---------------------------
                                      INTERMEDIATE MUNICIPAL FUND
                                      ---------------------------
                                                                 YEAR ENDED                    NOVEMBER 1, 1994 TO
                                                             SEPTEMBER 30, 1996                SEPTEMBER 30, 1995
                                                           -----------------------           -----------------------
                                                           SHARES         AMOUNT             SHARES         AMOUNT
                                       -----------------------------------------------------------------------------
                                       SHARES SOLD
                                       -----------------------------------------------------------------------------
                                       Class A                 782       $   7,959             1,703       $  16,599
                                      ------------------------------------------------------------------------------
                                       Class B                 239           2,415               313           3,046
                                      ------------------------------------------------------------------------------
                                       Class C                  59             593                66             673
                                      ------------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       -----------------------------------------------------------------------------
                                       Class A                  49             458                32             320
                                      ------------------------------------------------------------------------------
                                       Class B                   8              86                 5              51
                                      ------------------------------------------------------------------------------
                                       Class C                   2              21                 2              16
                                      ------------------------------------------------------------------------------
                                       SHARES REDEEMED
                                       -----------------------------------------------------------------------------
                                       Class A                (413)         (4,178)             (481)         (4,817)
                                      ------------------------------------------------------------------------------
                                       Class B                 (76)           (774)              (61)           (610)
                                      ------------------------------------------------------------------------------
                                       Class C                 (61)           (606)               (3)            (30)
                                      ------------------------------------------------------------------------------
                                       CONVERSION OF SHARES
                                       -----------------------------------------------------------------------------
                                       Class A                   1               3                --              --
                                      ------------------------------------------------------------------------------
                                       Class B                  (1)             (3)               --              --
                                      ------------------------------------------------------------------------------
                                       Net increase from
                                       capital share
                                       transactions                      $   5,974                         $  15,248
                                      ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ---------------------------------------------
                                                                 CLASS A
                                               ---------------------------------------------
--------------                                           YEAR ENDED SEPTEMBER 30,
MUNICIPAL FUND                                1996      1995      1994      1993      1992
--------------
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of year            $10.15      9.69     10.95     10.29     10.05
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .55       .55       .55       .61       .65
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .06       .50      (.92)      .82       .35
--------------------------------------------------------------------------------------------
Total from investment operations                 .61      1.05      (.37)     1.43      1.00
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .55       .55       .56       .62       .63
--------------------------------------------------------------------------------------------
  Distribution from net realized gain            .03       .04       .33       .15       .13
--------------------------------------------------------------------------------------------
Total dividends                                  .58       .59       .89       .77       .76
--------------------------------------------------------------------------------------------
Net asset value, end of year                  $10.18     10.15      9.69     10.95     10.29
--------------------------------------------------------------------------------------------
TOTAL RETURN                                    6.00%    11.15     (3.67)    14.50     10.36
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
Expenses                                         .66%      .66       .60       .47       .48
--------------------------------------------------------------------------------------------
Net investment income                           5.35      5.63      5.42      5.78      6.44
--------------------------------------------------------------------------------------------

                                               ---------------------------------------------
                                                                   CLASS B
                                               ---------------------------------------------
                                                     YEAR ENDED           MAY 31 TO
                                                   SEPTEMBER 30,        SEPTEMBER 30,
                                                   1996      1995            1994
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.13      9.67            9.95
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .46       .46             .14
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .05       .50            (.26)
--------------------------------------------------------------------------------------------
Total from investment operations                     .51       .96            (.12)
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .46       .46             .16
--------------------------------------------------------------------------------------------
  Distribution from net realized gain                .03       .04              --
--------------------------------------------------------------------------------------------
Total dividends                                      .49       .50             .16
--------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.15     10.13            9.67
--------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       4.97%    10.17           (1.24)
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses                                            1.54%     1.55            1.56
--------------------------------------------------------------------------------------------
Net investment income                               4.47      4.74            4.55
--------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                             ------------------------------------     ------------------
                                                           CLASS C                         CLASS I
                                             -------------------------------------    -------------------
                                                YEAR ENDED            MAY 31 TO           APRIL 19 TO
                                              SEPTEMBER 30,         SEPTEMBER 30,        SEPTEMBER 30,
                                              1996      1995            1994                 1996
---------------------------------------------------------------------------------     ------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------     ------------------
Net asset value, beginning of period         $10.16      9.69            9.95             10.11
---------------------------------------------------------------------------------     ------------------
Income from investment operations:
  Net investment income                         .46       .47             .16               .24
---------------------------------------------------------------------------------     ------------------
  Net realized and unrealized gain (loss)       .05       .51            (.26)              .07
---------------------------------------------------------------------------------     ------------------
Total from investment operations                .51       .98            (.10)              .31
---------------------------------------------------------------------------------     ------------------
Less dividends:
  Distribution from net investment income       .46       .47             .16               .24
---------------------------------------------------------------------------------     ------------------
  Distribution from net realized gain           .03       .04              --                --
---------------------------------------------------------------------------------     ------------------
Total dividends                                 .49       .51             .16               .24
---------------------------------------------------------------------------------     ------------------
Net asset value, end of period               $10.18     10.16            9.69             10.18
---------------------------------------------------------------------------------     ------------------
TOTAL RETURN (NOT ANNUALIZED)                  4.99%    10.32           (1.03)             3.10
---------------------------------------------------------------------------------     ------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------     ------------------
Expenses                                       1.51%     1.51            1.53               .56
---------------------------------------------------------------------------------     ------------------
Net investment income                          4.50      4.78            4.56              5.60
---------------------------------------------------------------------------------     ------------------

----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                1996          1995          1994          1993          1992
----------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)     $3,321,546     3,510,648     3,716,997     4,072,626     3,154,972
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              97%           86            50            52            32
----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


[CAPTION]

                                     ----------------------------  ---------------------------- ----------------------------------
                                               CLASS A                       CLASS B                          CLASS C
                                     ----------------------------  ---------------------------- ----------------------------------
                                                     NOVEMBER 1,                   NOVEMBER 1,                   NOVEMBER 1,
                                      YEAR ENDED       1994 TO      YEAR ENDED       1994 TO      YEAR ENDED       1994 TO
--------------------------------     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
     INTERMEDIATE MUNICIPAL FUND         1996           1995           1996           1995           1996           1995
--------------------------------
-----------------------------------------------------------------  ----------------------------  ---------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Net asset value, beginning of period        $10.18           9.50          10.18           9.50          10.19           9.50
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Income from investment operations:
 Net investment income                         .46            .45            .38            .36            .38            .38
-----------------------------------------------------------------  ----------------------------  ---------------------------------
 Net realized and unrealized gain
   (loss)                                     (.04)           .68           (.04)           .68           (.05)           .69
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Total from investment operations               .42           1.13            .34           1.04            .33           1.07
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Less dividends:
 Distribution from net investment
   income                                      .46            .45            .38            .36            .38            .38
-----------------------------------------------------------------  ----------------------------  ---------------------------------
 Distribution from net realized gain           .08             --            .08             --            .08             --
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Total dividends                                .54            .45            .46            .36            .46            .38
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Net asset value, end of period              $10.06          10.18          10.06          10.18          10.06          10.19
-----------------------------------------------------------------      ------------------------          -------------------------
TOTAL RETURN (NOT ANNUALIZED)                 4.15%         12.08           3.34          11.13           3.26          11.43
-----------------------------------------------------------------      ------------------------          -------------------------
 RATIOS TO AVERAGE NET ASSETS (A) (ANNUALIZED)
-----------------------------------------------------------------      ------------------------          -------------------------
Expenses absorbed by the Fund                  .92%           .55           1.71           1.42           1.65           1.28
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Net investment income                         4.45           5.00           3.66           4.13           3.72           4.27
-----------------------------------------------------------------  ----------------------------  ---------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (A) (ANNUALIZED)
-----------------------------------------------------------------      ------------------------          -------------------------
Expenses                                      1.04%          1.05           1.83           1.92           1.77           1.78
-----------------------------------------------------------------  ----------------------------  ---------------------------------
Net investment income                         4.33           4.50           3.54           3.63           3.60           3.77
-----------------------------------------------------------------  ----------------------------  ---------------------------------

---------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR          NOVEMBER 1,
                                                                                      ENDED           1994 TO
                                                                                  SEPTEMBER 30,    SEPTEMBER 30,
                                                                                      1996             1995
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                           $21,901           16,169
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                      80%              60
---------------------------------------------------------------------------------------------------------------------

NOTES: (a) ZKI agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

Total return does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1996 DIVIDENDS
All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purpose however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

NOTES

TRUSTEES & OFFICERS

TRUSTEES                                OFFICERS

STEPHEN B. TIMBERS                      J. PATRICK BEIMFORD, JR.
President and Trustee                   Vice President

DAVID W. BELIN                          CHARLES R. MANZONI, JR.
Trustee                                 Vice President

LEWIS A. BURNHAM                        CHRISTOPHER J. MIER
Trustee                                 Vice President

DONALD L. DUNAWAY                       JOHN E. NEAL
Trustee                                 Vice President

ROBERT B. HOFFMAN                       PHILIP J. COLLORA
Trustee                                 Vice President and
                                        Secretary
DONALD R. JONES
Trustee                                 JEROME L. DUFFY
                                        Treasurer
DOMINIQUE P. MORAX
Trustee                                 ELIZABETH C. WERTH
                                        Assistant Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL
                                VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT
                                KEMPER SERVICE COMPANY
                                P.O. Box 419557
                                Kansas City, MO 64141
                                1-800-621-1048

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
                                INVESTORS FIDUCIARY TRUST COMPANY
                                127 West 10th Street
                                Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS
                                ERNST & YOUNG LLP
                                233 South Wacker Drive
                                Chicago, IL 60606

--------------------------------------------------------------------------------
INVESTMENT MANAGER
                                ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER
                                KEMPER DISTRIBUTORS, INC.
                                222 South Riverside Plaza Chicago, IL 60606 http://www.kemper.com


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Printed on recycled paper in the U.S.A.

This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.

KNTIS - 2 (11/96)                                         [KEMPER FUNDS LOGO]

1024050
Printed in the U.S.A.